As filed with the Securities and Exchange Commission on October 3, 2005

                                                            File No. 333-116057
                                                              ICA No. 811-21587

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [_]
     Pre-Effective Amendment No.                                           [_]
     Post-Effective Amendment No. 7                                        [X]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                 [_]
     Amendment No. 8                                                        [X]


                        (Check appropriate box or boxes)

                            OLD MUTUAL ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

          4643 South Ulster Street, Suite 600, Denver, Colorado 80237
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 770-1733
                                                   ---------------
     David J. Bullock, 4643 South Ulster Street, Suite 600, Denver, Colorado
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

    Carl Frischling, Esq.              and to       Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP                Old Mutual Capital, Inc.
  1177 Avenue of the Americas                 643 South Ulster Street, Suite 600
    New York, New York 10036                             Denver, CO 80237
        (212) 715-9100                                    (888) 744-5050
--------------------------------------------------------------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b)
[_] on August 1, 2005 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(3)
[X] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

PROSPECTUS                                 [Clay Finlay Inc. Logo]

CLASS A AND CLASS C SHARES                 [Acadian Asset Management, Inc. Logo]


 ____ __, 2005



Old Mutual Advisor Funds

O  Old Mutual Clay Finlay China Fund
O  Old Mutual Clay Finlay Emerging Markets Fund
O  Old Mutual International Equity Fund

--------------------------------------------------------------------------------

[logo] Old Mutual Advisor Funds

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------
AN INTRODUCTION TO THE OLD MUTUAL ADVISOR FUNDS(R) AND THIS PROSPECTUS


Old Mutual Advisor Funds (the "Trust") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called funds. The Trust offers additional series of portfolios ("Old Mutual Funds"). This Prospectus offers Class A and Class C shares of Old Mutual Clay Finlay China Fund ("China Fund"), Old Mutual Clay Finlay Emerging Markets Fund ("Emerging Markets Fund"), and Old Mutual International Equity Fund ("International Equity Fund") (each a "Fund" and collectively, the "Funds").

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure a Fund's goal matches your own.

The Funds offered by this prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Funds also may not be suitable for investors who require regular income or stability of principal.

INVESTMENT ADVISOR

Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") is the investment advisor to each of the Funds. The Advisor has retained Clay Finlay Inc. ("Clay Finlay") as sub-advisor to assist in managing each of the Funds and Acadian Asset Management, Inc. ("Acadian") as a sub-advisor to assist in managing the International Equity Fund (each a "Sub-Advisor" and collectively, the "Sub-Advisors").

CLAY FINLAY

Clay Finlay uses a "growth at a reasonable price" style of management to invest in issuers that it believes have above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Clay Finlay employs fundamental research and evaluates the issuer based on its financial statements and operations. Factors Clay Finlay looks for in selecting investments include:

     o  favorable expected returns relative to perceived risk;

     o  above average potential for earnings and revenue growth;

     o whether the issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry; and

     o low market valuations relative to earnings forecast, book value, cash flow, and sales.

Clay Finlay generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Clay Finlay makes that determination based upon the same criteria it uses to select portfolio securities.

ACADIAN

Acadian uses a value approach to select securities selling at reasonable prices or substantial discounts to what Acadian believes their underlying values and then holds these securities until the market values reflect their intrinsic values. Acadian evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth, employing a bottom-up analytical style. In making that assessment, Acadian employs fundamental research and evaluates the issuer based on its financial statements and operations. Factors Acadian looks for in selecting investments include:

     o  favorable expected returns relative to perceived risk;

     o low market valuations relative to earnings forecast, book value, cash flow, and sales;

     o turnaround potential for companies that have been through difficult periods;

     o whether the issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry;

     o whether management with demonstrated ability and commitment to the company; and

     o  low debt levels relative to equity.

For more information about Clay Finlay and Acadian, see The Sub-Advisors section of this Prospectus.

This Prospectus contains important information you should know before investing in a Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about a Fund, please refer to the sources listed on the back cover of this Prospectus.

[On side panel:  What the Funds Are - And Aren't

The Funds are mutual funds - pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.]

TABLE OF CONTENTS

FUND SUMMARIES
-------------------------------------------------------------------------------

CHINA FUND

Investment Objective.........................................................__
Main Investment Strategy.....................................................__
Main Investment Risks........................................................__
Performance Information......................................................__
Fees and Expenses............................................................__

EMERGING MARKETS FUND

Investment Objective.........................................................__
Main Investment Strategy.....................................................__
Main Investment Risks........................................................__
Performance Information......................................................__
Fees and Expenses............................................................__

INTERNATIONAL EQUITY FUND

Investment Objective.........................................................__
Main Investment Strategy.....................................................__
Main Investment Risks........................................................__
Performance Information......................................................__
Fees and Expenses............................................................__


MORE ABOUT INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Portfolio Disclosure..........................................................__
Other Portfolio Investment Strategies.........................................__
More About Risk...............................................................__

THE INVESTMENT ADVISOR & SUB-ADVISORS
-------------------------------------------------------------------------------

The Investment Advisor........................................................__
The Sub-Advisors..............................................................__
The Portfolio Managers........................................................__



YOUR INVESTMENT
-------------------------------------------------------------------------------

Your Share Price..............................................................__
Policy Regarding Excessive or Short-Term Trading..............................__
Choosing a Share Class........................................................__

Sales Charges.................................................................__
Selling Shares................................................................__
General Policies..............................................................__
Distribution and Taxes........................................................__
Distribution Arrangements.....................................................__
Revenue Sharing...............................................................__

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

FUND SUMMARY

Old Mutual Clay Finlay China Fund

INVESTMENT OBJECTIVE

The China Fund seeks to provide investors with long-term capital appreciation.

MAIN INVESTMENT STRATEGY

To pursue its goal, the China Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

     o  are organized under the laws of China, Hong Kong, and Taiwan;

     o  are primarily traded on the China, Hong Kong, or Taiwan exchanges; or

     o derive at least 50% of their revenues from business activities in China, Hong Kong, or Taiwan, but which are listed and traded elsewhere.

The China Fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in accordance with its main investment strategy. Equity securities in which the China Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The China Fund will invest in securities of all market capitalizations, including companies in emerging markets.

MAIN INVESTMENT RISKS

STOCK MARKET RISK. The value of the stocks and other securities owned by the China Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Further, non-U.S. stock markets may perform poorly relative to other investments, particularly in the short-term. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Advisor may misgauge that worth.

FOREIGN INVESTING RISK. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets. These risks are more pronounced as the China Fund invests significantly in one country.

GEOGRAPHIC RISK. Investing in China, Hong Kong, and Taiwan involves risk and considerations not present when investing in more established securities markets. The China Fund may be more susceptible to the economic, market, political, and local risks of these regions than a fund that is more geographically diversified because:

     o China remains a totalitarian society with the continuing risk of nationalization, expropriation, or confiscation of property.

     o the economic reforms being instituted could cause higher interest rates and higher unemployment, which could cause political instability. The government could also alter or discontinue economic reform programs implemented since 1978.

     o the emergence of a domestic consumer class is still at an early stage, making China heavily dependent on imports.

     o over 1997 and 1998, the values of many Asian currencies declined because corporations in these countries had to buy U.S. dollars to pay large U.S. dollar denominated debt. Similar devaluations could occur again.

     o military conflicts, either in response to social unrest or conflicts with other countries, are an ever present consideration. For example, the threat of armed conflict exists over the unresolved situation concerning Taiwan.

     o political instability may arise and hard-line Marxist-Leninists might regain the political initiative.

     o social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident.

     o the Chinese legal system is still in its infancy, making it more difficult to obtain and/or enforce judgments.

DIVERSIFICATION RISK. The China Fund is non-diversified and may invest a significant portion of its assets in a small number of companies. This may cause the performance of the China Fund to be dependent on the performance of one or more selected companies, which may increase the volatility of the China Fund.

COUNTRY, SECTOR, OR INDUSTRY FOCUS. To the extent the China Fund invests a significant portion of its assets in one or more countries, sectors, or industries at any time, the China Fund will face a greater risk of loss due to factors affecting a single country, sector, or industry than if the Fund always maintained wide diversity among the countries, sectors, and industries. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world. Technology companies involve risks due to factors such as the rapid pace of product change, technological developments, and new competition. Their stocks historically have been volatile in price, especially over the short- term, often without regard to the merits of individual companies.

SMALL- AND MID-SIZE COMPANY RISK. The China Fund may invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the China Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

Performance information is not presented since the China Fund is new. Performance information will be presented for the China Fund after it has been in operation for one complete fiscal year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the China Fund. Additional fees may be imposed by your financial advisor or broker.

FEES AND EXPENSES TABLE
--------------------------------------------------- ------------------- -------------------
China Fund                                          Class A             Class C

--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Maximum Sales Charge (Load)
(as a percentage of offering price)                 5.75%               None
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price)        None(1)             1.00%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Redemption Fee(2)
(as a percentage of amount redeemed)                2.00%               2.00%
--------------------------------------------------- ------------------- -------------------

FEES AND EXPENSES TABLE
--------------------------------------------------- ------------------- -------------------
China Fund                                          Class A             Class C

--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Management Fees                                     xxx%                xxx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Distribution (12b-1) Fees                           None                0.75%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Other Expenses
     Service Fees                                   xxxx%               xxxx%
     Other Operating Expenses(3)                    xxxx%               xxxx%
     Total Other Expenses                           xxxx%               xxxx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
TOTAL ANNUAL OPERATING EXPENSES                     xxxx%               xxxx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Fee Waivers and/or Expense Reimbursement            xxxx%               xxxx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
NET EXPENSES(4)                                      xxxx%              xxxx%
--------------------------------------------------- ------------------- -------------------

1 If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge ("CDSC") at the time of redemption.
2  Imposed on redemption within 10 calendar days of purchase.
3 Other Operating Expenses are based on estimated amounts for the current fiscal year.
4 The Advisor has contractually agreed to limit total expenses of the China Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of [___]% for Class A shares and [____]% for Class C shares. This expense limitation may be terminated at any time after December 31, 2007 upon 30 days' written notice of termination to the Trust's Board of Trustees. The Advisor is entitled to reimbursement from the China Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the China Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Class A and Class C shares of the China Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the China Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the China Fund's operating expenses reflect net operating expenses for years one and two and total annual fund operating expenses without expense waivers for year three. Because actual returns and expenses will vary, your actual costs may be higher or lower.

------------------------- -------------- -----------------
Your Cost Over             1 Year        3 Years

------------------------- -------------- -----------------
------------------------- -------------- -----------------
Class A                   $____          $____
------------------------- -------------- -----------------
------------------------- -------------- -----------------
Class C                   $____          $____
------------------------- -------------- -----------------

----------------------------------------- ---------------- --------------
Your Cost If You Did Not Redeem Your      1 Year           3 Years
Shares(1)
----------------------------------------- ---------------- --------------
----------------------------------------- ---------------- --------------

----------------------------------------- ---------------- --------------
----------------------------------------- ---------------- --------------
Class C                                   $____            $____(2)
----------------------------------------- ---------------- --------------

(1) Because Class A shares carry a CDSC on redemptions of large purchases not subject to an initial sales charge, the expense information for Class A shares is not included under this scenario.
(2) Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

FUND SUMMARY

Old Mutual Clay Finlay Emerging Markets Fund

INVESTMENT OBJECTIVE

The Emerging Markets Fund seeks to provide investors with long-term capital appreciation.

MAIN INVESTMENT STRATEGY

Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by companies in emerging markets countries. The Emerging Markets Fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in securities issued by emerging markets countries.

The Emerging Markets Fund normally emphasizes equity securities in its portfolio. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The Emerging Markets Fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The Emerging Markets Fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of those countries have stock markets. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

[On side panel: For purposes of the Emerging Market Fund's investments, emerging market companies are those:

     o whose principal securities trading markets are in emerging market countries;

     o that derive a significant share of their total revenue from either goods or services produced or sales made in emerging or developing market countries;

     o that have a significant portion of their assets in emerging market countries;

     o  that are linked to currencies of emerging market countries; or

     o that are organized under the laws of, or with principal offices in, emerging market countries.]

MAIN INVESTMENT RISKS

STOCK MARKET RISK. The value of the stocks and other securities owned by the Emerging Markets Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Further, non-U.S. stock markets may perform poorly relative to other investments, particularly in the short-term. The market also may fail to recognize the intrinsic worth of an investment or Clay Finlay may misgauge that worth.

FOREIGN INVESTING RISK. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid that U.S. stock markets.

EMERGING MARKETS RISK. The Emerging Markets Fund's investments in emerging or developing markets are subject to all of the risks of foreign investing generally and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets. Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations do not compare favorably with the United States or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and/or periodic episodes of hyperinflation and currency devaluations. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance that these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment.

The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices. All of these factors make emerging market equity securities' prices generally more volatile than equity securities of companies in developed markets and increase the risk of loss to the Emerging Markets Fund.

COUNTRY, SECTOR, OR INDUSTRY FOCUS. To the extent the Emerging Markets Fund invests a significant portion of its assets in one or more countries, sectors, or industries at any time, the Emerging Markets Fund will face a greater risk of loss due to factors affecting a single country, sector, or industry than if the Emerging Markets Fund always maintained wide diversity among the countries, sectors, and industries. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world. Technology companies involve risks due to factors such as the rapid pace of product change, technological developments, and new competition. Their stocks historically have been volatile in price, especially over the short-term, often without regard to the merits of individual companies.

SMALL- AND MID-SIZE COMPANY RISK. The Emerging Markets Fund may invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Emerging Markets Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

Performance information is not presented since the Emerging Markets Fund is new. Performance information will be presented for the Emerging Markets Fund after it has been in operation for one complete fiscal year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Emerging Markets Fund. Additional fees may be imposed by your financial advisor or broker.

FEES AND EXPENSES TABLE
--------------------------------------------------- ------------------- -------------------
Emerging Markets Fund                               Class A             Class C

--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Maximum Sales Charge (Load)
(as a percentage of offering price)                 5.75%               None
--------------------------------------------------- ------------------- -------------------


FEES AND EXPENSES TABLE
--------------------------------------------------- ------------------- -------------------
Emerging Markets Fund                               Class A             Class C
--------------------------------------------------- ------------------- -------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price)        None(1)             1.00%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Redemption Fee(2)
(as a percentage of amount redeemed)                2.00%               2.00%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Management Fees                                     x.xx%               x.xx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Distribution (12b-1) Fees                           None                0.75%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Other Expenses
     Service Fees                                   x.xx%               x.xx%
     Other Operating Expenses(3)                    x.xx%               x.xx%
     Total Other Expenses                           x.xx%               x.xx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
TOTAL ANNUAL OPERATING EXPENSES                     x.xx%               x.xx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Fee Waivers and/or Expense Reimbursement           -x.xx%              -x.xx%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
NET EXPENSES(4)                                     X.XX%               X.XX%
--------------------------------------------------- ------------------- -------------------

(1) If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge ("CDSC") at the time of redemption.
(2)      Imposed on redemption within 10 calendar days of purchase.
(3) Other Operating Expenses are based on estimated amounts for the current fiscal year.
(4) The Advisor has contractually agreed to limit total expenses of the Emerging Markets Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of xxx% for Class A shares and xxx% for Class C shares. This expense limitation may be terminated at any time after December 31, 2007 upon 30 days' written notice of termination to the Trust's Board of Trustees. The Advisor is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Emerging Markets Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Class A and Class C shares of the Emerging Markets Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the Emerging Markets Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the Emerging Markets Fund's operating expenses reflect net operating expenses for years one and two and total annual fund operating expenses without expense waivers for year three. Because actual returns and expenses will vary, your actual costs may be higher or lower.

------------------------- -------------- -----------------
Your Cost Over             1 Year        3 Years

------------------------- -------------- -----------------
------------------------- -------------- -----------------
Class A                   $____          $____
------------------------- -------------- -----------------
------------------------- -------------- -----------------
Class C                   $____          $____
------------------------- -------------- -----------------

----------------------------------------- ---------------- --------------
Your CostIf You Did Not Redeem Your       1 Year           3 Years
Shares(1)
----------------------------------------- ---------------- --------------
----------------------------------------- ---------------- --------------

----------------------------------------- ---------------- --------------
----------------------------------------- ---------------- --------------
Class C                                   $____            $____(2)
----------------------------------------- ---------------- --------------

(1) Because Class A shares carry a CDSC on redemptions of large purchases not subject to an initial sales charge, the expense information for Class A shares is not included under this scenario.
(2) Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

FUND SUMMARY

Old Mutual International Equity Fund

INVESTMENT OBJECTIVE

The International Equity Fund seeks to provide investors with long-term capital appreciation.

MAIN INVESTMENT STRATEGY

To pursue its goal, the International Equity Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. The Fund allocates its assets to securities of issuers located in at least three non-U.S. countries and may invest in both developed and emerging markets. Generally, the International Equity Fund limits its investments in any country to 25% or less of its total assets. However, the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The International Equity Fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in equity securities of non-U.S. issuers. Equity securities in which the International Equity Fund may invest include common stocks, preferred stocks, convertible debt, depository receipts, rights, and warrants.

[On side panel: The International Equity Fund utilizes a multi-manager approach, combining the "growth at a reasonable price" strategy of Clay Finley with Acadian's value approach. The multi-manager strategy is based on the belief that having more than one manager may result in better performance and more stable returns over time. The Adviser generally allocates the International Equity Fund's assets equally between the Sub-Advisors.]

MAIN INVESTMENT RISKS

STOCK MARKET RISK. The value of the stocks and other securities owned by the International Equity Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Further, non-U.S. stock markets may perform poorly relative to other investments, particularly in the short-term. The market also may fail to recognize the intrinsic worth of an investment or Clay Finlay may misgauge that worth.

FOREIGN INVESTING RISK. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets. These risks are more pronounced to the extent the International Equity Fund invests in issuers in countries with emerging markets or if the International Equity Fund invests significantly in one country.

COUNTRY, SECTOR, OR INDUSTRY FOCUS. To the extent the International Equity Fund invests a significant portion of its assets in one or more countries, sectors, or industries at any time, the International Equity Fund will face a greater risk of loss due to factors affecting a single country, sector, or industry than if the International Equity Fund always maintained wide diversity among the countries, sectors, and industries. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world. Technology companies involve risks due to factors such as the rapid pace of product change, technological developments, and new competition. Their stocks historically have been volatile in price, especially over the short-term, often without regard to the merits of individual companies.

SMALL- AND MID-SIZE COMPANY RISK. The International Equity Fund may invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the International Equity Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

Performance information is not presented since the International Equity Fund is new. Performance information will be presented for the International Equity Fund after it has been in operation for one complete fiscal year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the International Equity Fund. Additional fees may be imposed by your financial advisor or broker.

FEES AND EXPENSES TABLE
--------------------------------------------------- ------------------- -------------------
International Equity Fund                           Class A             Class C
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Maximum Sales Charge (Load)
(as a percentage of offering price)                 5.75%               None
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price)        None(1)             1.00%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Redemption Fee(2)
(as a percentage of amount redeemed)                2.00%               2.00%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Management Fees                                     1.00%               1.00%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Distribution (12b-1) Fees                           None                0.75%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Other Expenses
     Service Fees                                   _.__%               _.__
     Other Operating Expenses(3)                    _.__%               _.__%
     Total Other Expenses                           _.__%               _.__%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
TOTAL ANNUAL OPERATING EXPENSES                     _.__%               _.__%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
Fee Waivers and/or Expense Reimbursement            --.--%              --.--%
--------------------------------------------------- ------------------- -------------------
--------------------------------------------------- ------------------- -------------------
NET EXPENSES(4)                                     _.__%               _.__%
--------------------------------------------------- ------------------- -------------------

(1) If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge ("CDSC") at the time of redemption.
(2)      Imposed on redemption within 10 calendar days of purchase.
(3) Other Operating Expenses are based on estimated amounts for the current fiscal year.
(4) The Advisor has contractually agreed to limit total expenses of the International Equity Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of [___]for Class A shares and [___] for Class C shares. This expense limitation may be terminated at any time after December 31, 2007 upon 30 days' written notice of termination to the Trust's Fund's Board of Trustees. The Advisor is entitled to reimbursement from the International Equity Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the International Equity Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Class A and Class C shares of the International Equity Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the International Equity Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the International Equity Fund's operating expenses reflect net operating expenses for years one and two and total annual fund operating expenses without expense waivers for year three. Because actual returns and expenses will vary, your actual costs may be higher or lower.

------------------------- -------------- -----------------
Your Cost Over             1 Year        3 Years

------------------------- -------------- -----------------
------------------------- -------------- -----------------
Class A                   $____          $____
------------------------- -------------- -----------------
------------------------- -------------- -----------------
Class C                   $____          $____
------------------------- -------------- -----------------

----------------------------------------- ---------------- --------------
Your Cost If You Did Not Redeem
Your Shares(1)                            1 Year           3 Years
----------------------------------------- ---------------- --------------
----------------------------------------- ---------------- --------------

----------------------------------------- ---------------- --------------
----------------------------------------- ---------------- --------------
Class C                                   $____            $____(2)
----------------------------------------- ---------------- --------------

(1) Because Class A shares carry a CDSC on redemptions of large purchases not subject to an initial sales charge, the expense information for Class A shares is not included under this scenario.
(2) Because the Class C CDSC is imposed only on redemptions within one year of purchase, the three-year cost information under this scenario is identical to that shown above.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

The Funds seeks to achieve their investment objective of long-term capital appreciation through their principal investment strategies. Each Fund's principal investment strategy and risks have been described in the Fund Summaries. This section of the Prospectus discusses additional investment strategies that may be used by each Fund and the additional risks that may be associated with an investment in a Fund. The Statement of Additional Information ("SAI") contains more detailed information about the Funds' investment policies and risks.

PORTFOLIO DISCLOSURE

A description of the Trust's policies and procedures related to the disclosure of the Funds' portfolio securities is also available in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI. The Funds' portfolio holdings as of a period end are publicly disclosed four times each year to the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website at WWW.SEC.GOV.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

FIXED-INCOME SECURITIES. While the Funds generally emphasize investment in equity securities, each Fund may also invest up to 20% of their total assets in debt securities, cash, and cash equivalents. Debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally, Funds acquire debt securities that are investment grade, but each Fund may invest up to 5% of its net assets in below investment grade convertible debt securities.

The Funds' investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

         INTEREST RATE RISK. A change in interest rates will affect the value of a Fund's fixed income investments. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

         CREDIT RISK. The value of the debt securities held by a Fund also fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a Fund's share price.

         CHANGES IN DEBT RATINGS. If a rating agency gives a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return.

[On side panel: A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by a Sub-Advisor. Debt securities rated below investment grade are "junk bonds" and they are considered speculative investments. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.]

DERIVATIVES. A Fund may invest in futures and options on securities, indices and currencies, forward foreign currency exchange contracts, and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, currencies, indices, or other financial instruments. Although there is no specific limitation on investing in derivatives, the Funds do not use derivatives as a primary investment technique and generally limit their use to hedging. Each Fund may use derivatives for a variety of purposes, including:

     o a hedge against adverse changes in stock market prices, interest rates, or currency exchange rates;

     o  as a substitute for purchasing or selling securities; or

     o to increase the Fund's return as a non-hedging strategy that may be considered speculative.

Even a small investment in derivatives can have a significant impact on a Fund's exposure to stock market values, interest rates, or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of a Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the entity that issued the derivative defaults on its obligation. Certain derivatives may be less liquid or more difficult to value.

SECURITIES THAT ARE NOT READILY MARKETABLE. Each Fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable, or "illiquid," if it cannot be sold within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of the Fund. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Trust's Board of Trustees ("Board"), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit. Investments in illiquid securities, which may include restricted securities, involve higher risks because a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund may have to bear the expense associated with registering the shares with the SEC and incur delays in selling the security.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. A Fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of a Fund's assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash and cash equivalents such as commercial paper, money market instruments, or short-term high quality debt instruments such as U.S. government securities. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. Each Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. Investing defensively in these securities may prevent a Fund from achieving its investment objective. When a Sub-Advisor pursues a temporary defensive strategy, a Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

PORTFOLIO TURNOVER. While the Sub-Advisors do not employ short-term trading as a strategy for the Funds, each Fund's annual portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying or selling all of the securities in its portfolio once during the course of a year. Higher portfolio rates increase the brokerage costs a Fund pays and may adversely affect its performance. In addition, the sale of a Fund's portfolio holdings may generate capital gains, which, when distributed, may be taxable to you.

MORE ABOUT RISK

Like all investments in securities, you risk losing money by investing in a Fund. In addition to the risks already discussed, the Funds' investments are subject to changes in their value from a number of other factors, including:

COMPANY RISK. The securities in a Fund's portfolio may not perform as expected. Factors that can negatively affect a particular security's price include a poor earnings report by the issuer, a restatement of earnings by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulation affecting the issuer or its industry.

OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because assets necessary to take advantage of that opportunity are held in other investments.

THE INVESTMENT ADVISOR & SUB-ADVISORS

THE INVESTMENT ADVISOR

OLD MUTUAL CAPITAL, INC., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the Fund's investment advisor. The Advisor was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Advisor provides or oversees the provision of administrative, investment advisory, and portfolio management services to the Funds. The Advisor:

     o  develops the investment program for each Fund;

     o  allocates assets among the Sub-Advisors;

     o  monitors each Sub-Advisor's investment programs and performance;

     o coordinates the investment activities of the Sub-Advisors to ensure compliance with regulatory restrictions; and

     o oversees the Funds' securities lending activities and actions taken by the securities lending agent.

The Board supervises the Advisor and the Sub-Advisors and establishes policies that the Advisor and the Sub-Advisors must follow in their day-to-day investment management activities. In January 2005, the Trust applied for an exemptive order from the SEC permitting the Trust to change non-affiliated asset managers without shareholder approval, but subject to notification to shareholders within 60 days of any such change. There is no assurance that the Trust will be successful in obtaining this relief.

For its services to the Funds, the Advisor receives an annual management fee equal to the following percentage of each Fund's average daily net assets:

----------------------------------------------------------- -------------------
Old Mutual Clay Finlay China Fund
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Old Mutual Clay Finlay Emerging Markets Fund
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Old Mutual International Equity Fund
----------------------------------------------------------- -------------------

THE SUB-ADVISORS

The Sub-Advisors were selected by the Advisor, subject to the Board's approval, to manage the Funds' investment operations and composition of their investment portfolios. The Sub-Advisors determine what securities will be purchased, retained or sold, arrange securities transactions for the Funds through brokers or dealers, provide the Board with reports and other information requested to review each Fund's investment policies and performance, vote proxies for the Funds, and maintain certain books and records with respect to each Fund's portfolio transactions.

For their services, each Sub-Advisor will receive from the Advisor an annual sub-advisory fee equal to the following percentage of average daily net assets of the Fund for which it sub-advises.

------------------------------------------------------------ --------------
Old Mutual Clay Finlay China Fund
------------------------------------------------------------ --------------
------------------------------------------------------------ --------------
Old Mutual Clay Finlay Emerging Markets Fund
------------------------------------------------------------ --------------
------------------------------------------------------------ --------------
Old Mutual International Equity Fund
------------------------------------------------------------ --------------

Each Sub-Advisor also manages the assets of other investment companies, which may result in a conflict of interest with respect to the Sub-Advisor's management of the Fund's assets.

ACADIAN ASSET MANAGEMENT, INC., is a Massachusetts corporation located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian has provided investment management services since 1977. As of September 30,2005, Acadian had $___ billion under management. Acadian is a wholly owned subsidiary of OMUSH and an affiliate of the Advisor.

CLAY FINLAY INC., is a New York corporation located at 200 Park Avenue, New York, New York 10166. Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices in London and Tokyo. As of September 30, 2005, Clay Finlay had $___ billion under management. Clay Finlay is a wholly owned subsidiary of OMUSH and an affiliate of the Advisor.

THE PORTFOLIO MANAGERS

A separate team at each Sub-Advisor is primarily responsible for investing the assets that have been allocated to it. The following summarizes the experience of each member of each Sub-Advisor's portfolio management team. They have managed Fund assets since their inception. Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.

----------------------- ----------------------------- -------------------------------------------------------------------------
                        NAME                          EXPERIENCE
                        ----------------------------- -------------------------------------------------------------------------
ACADIAN                 Dr. Gary L. Bergstrom         Chairman, Acadian.
                        ----------------------------- -------------------------------------------------------------------------
                        Ronald D. Frashure, CFA       President and Co-Chief Investment Officer, Acadian.
                        ----------------------------- -------------------------------------------------------------------------
                        John R. Chisholm, CFA         Executive Vice President and Co-Chief Investment Officer, Acadian.
                        ----------------------------- -------------------------------------------------------------------------
                        Dr. Charles Wang              Senior Vice President and Co-Director of Research and Portfolio
                                                      Manager, Acadian, since 2000; Senior Quantitative Equity Analyst, Putnam
                                                      Investments, prior to 2000.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Brian K. Wolahan, CFA         Senior Vice President, Co-Director of Research and Portfolio Manager,
                                                      Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Raymond F. Mui                Senior Vice President and Portfolio Manager, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Richard O. Barry, CFA         Senior Vice President and Portfolio Manager, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Matthew J. Cohen, CFA         Senior Vice President and Portfolio Manager, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
CLAY FINLAY             Robert C. Schletter, CFA      Chief Investment Officer, Clay Finlay.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Carol Franklin, CFA           Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management,
                                                      from 2001 to 2002; Managing Director, Global Equity Group, Scudder Kemper
                                                      Investments, prior to 2001.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Gregory M. Jones, CFA         Senior Portfolio Manager, Clay Finlay.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Richard Begun                 Portfolio Manager and Senior Research Analyst, Clay Finlay,
                                                      since 2001; Managing Director, Horizon Asset Management, from March
                                                      2001 to December 2001; Equity Portfolio Manager and Vice President,
                                                      Orbitex Group of Funds prior to 2001.
----------------------- ----------------------------- -------------------------------------------------------------------------

----------------------- ----------------------------- -------------------------------------------------------------------------
                        NAME                          EXPERIENCE
                        ----------------------------- -------------------------------------------------------------------------
                        Jennifer Kwong                Portfolio Manager and Senior Research Analyst, Clay Finlay,
                                                      since 2000; Vice President, Merrill Lynch, prior to 2000.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Lauren C. Lambert, CFA        Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2002;
                                                      Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, prior to 2002.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Steven Miller                 Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2001;
                                                      Interim Chief Financial Officer, International Gaming Systems,
                                                      prior to 2001.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Miwa Seki                     Portfolio Manager and Senior Research Analyst, Clay Finlay.
----------------------- ----------------------------- -------------------------------------------------------------------------

For more information on the composition of the Advisor and Sub-Advisor teams managing the Funds, their compensation, other accounts managed by them, and their ownership of shares of the Funds, please see the SAI.

YOUR INVESTMENT

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value ("NAV"). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Foreign securities may trade in their local markets on days a Fund is closed. Those transactions and changes in the value of a Fund's securities holdings on such days may affect the value of a Fund's shares on days when you will not be able to purchase, exchange, or redeem shares.

[On side panel:  Fair Value Pricing

The Board has determined to fair value on a daily basis foreign securities traded outside of the Western Hemisphere to, among other things, avoid stale prices and make the Funds less attractive to market timers. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps to protect the interests of the Funds' long-term shareholders.]

The Funds use pricing services to determine the market value of the securities in their portfolio. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds generally use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds' portfolios. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. The valuation assigned to fair valued securities for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance. If a Fund invests in another investment company, the Fund's NAV is based in part on the NAV of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated AFTER your request is received in good order by the Funds' transfer agent or other Fund agents.

The Funds may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers ("Financial Intermediaries") that may include a Fund as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Funds may reserve the right to not to accept customer orders that are incomplete or otherwise not in "good order." Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to a Fund or an affiliate of a Fund in a timely manner. The Funds will be deemed to have received a purchase or redemption order from a Financial Intermediary when the Financial Intermediary or its authorized designee, accepts the order. The customer order will be priced at a Fund's NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

While the Funds provide shareholders with daily liquidity, the Funds are intended to be long-term investment vehicles and are not designed for investors who engage in excessive short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund's shares may:

     o cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing a Fund to miss out on investment opportunities;

     o force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

     o increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or

     o  dilute the value of Fund shares held by long-term shareholders.

The Funds and Old Mutual Capital or its agents will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. Purchase and sale orders may be received through Financial Intermediaries and Old Mutual Capital and its agents cannot always know or reasonably detect short-term trading through these Financial Intermediaries or through the use of omnibus accounts by them.

To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

Funds that invest in overseas markets are subject to the risk of time-zone arbitrage, which attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market-timing. The Board has adopted and Old Mutual Capital and its agents have implemented the following tools to discourage short-term trading in the Funds, including time-zone arbitrage:

     o  shareholder trade activity monitoring;

     o  trading guidelines;

     o  a redemption fee on certain trades in the Funds; and

     o selective use of fair value pricing, including daily fair valuation of foreign securities outside of the Western Hemisphere.

Each of these tools is described in more detail below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools, other than the redemption fee, involves judgments, which are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in a Fund, other funds, and accounts under common ownership, influence, or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

TRADE ACTIVITY MONITORING

Old Mutual Capital and its agents monitor selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring Old Mutual Capital or one of its agents determines that a shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability, and rights of Financial Intermediaries to monitor trading activity in omnibus accounts and enforce the Funds short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all Financial Intermediaries.

TRADING GUIDELINES

If a shareholder exceeds four exchanges out of a Fund per calendar year or if a Fund, Old Mutual Capital, or one of its agents, determines that a shareholder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders from such shareholder. The Funds and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes, and consistent with the best interests of long-term shareholders. The movement out of (redemption) of one of the Funds and into (purchase) one or more other Old Mutual Funds is considered a single exchange. A Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide long-term asset allocation program.

Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Financial Intermediary. Old Mutual Capital may also suspend or terminate a shareholder's exchange privileges if a shareholder engages in a disruptive pattern of exchanges. Old Mutual and the Funds also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities, rather than cash.

REDEMPTION/EXCHANGE FEE

A Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of purchase. A Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. A Fund will retain the fee for the benefit of the remaining shareholders.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption fee on transactions involving the following:

1. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

2. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with a Fund to waive or not to impose redemption fees;

3. total or partial redemptions made pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with a Fund or a Financial Intermediary;

4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6.   redemptions initiated by a Fund, as permitted in this Prospectus.

The Funds' goal is to apply the redemption fee to all shares of a Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain Financial Intermediaries and preexisting contrary legal covenants and agreements with Financial Intermediaries. The Funds will use their best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Funds will be successful in those efforts.

FAIR VALUE PRICING

As discussed above, the Trust has adopted fair value pricing procedures, including the daily fair valuation of certain foreign securities. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to long-term shareholders.

CHOOSING A SHARE CLASS

CLASSES OF SHARES

Two classes of Fund shares are offered by this Prospectus: Class A and Class C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

----------------------------------------- --------------------------------------- ---------------------------------------
                                          CLASS A                                 CLASS C
----------------------------------------- --------------------------------------- ---------------------------------------
----------------------------------------- --------------------------------------- ---------------------------------------
INITIAL SALES CHARGE                      Up to 5.75%                             None
----------------------------------------- --------------------------------------- ---------------------------------------
----------------------------------------- --------------------------------------- ---------------------------------------
CONTINGENT DEFERRED SALES CHARGE          None (except on redemptions of          1.00% on redemptions within one year
("CDSC")                                  certain large  purchases held for
                                          less than one year)
----------------------------------------- --------------------------------------- ---------------------------------------
----------------------------------------- --------------------------------------- ---------------------------------------
DISTRIBUTION AND SERVICE FEES             0.25%                                   1.00%
----------------------------------------- --------------------------------------- ---------------------------------------
----------------------------------------- --------------------------------------- ---------------------------------------
DIVIDENDS                                 Generally higher than Class C due to    Generally lower than Class A due to
                                          lower annual expenses                   higher annual expenses
----------------------------------------- --------------------------------------- ---------------------------------------
----------------------------------------- --------------------------------------- ---------------------------------------
TYPICAL SHAREHOLDER                       Generally more appropriate for          Generally  more appropriate for
                                          long-term investors                     short-term investors
----------------------------------------- --------------------------------------- ---------------------------------------

The sales charge information in this section of the Prospectus can also be accessed, free of charge, at WWW.OLDMUTUALCAPITAL.COM.

SALES CHARGES

CLASS A SHARES

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge). You may be eligible to pay a reduced initial sales charge or none at all, as described below. The term Public Offering Price used below includes the Funds' NAV per share plus any applicable initial sales charge.

Class A shares of the Funds are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                                 Investor's Initial Sales Charge
------------------------------------- ----------------------------------- -----------------------------------
Amount of Investment in Single           As a Percentage of the Public            As a Percentage
of Transaction                               Offering Price Invested          the Net Amount Invested
--------------------------------------------------------------------------------------------------------------
Less than $100,000                                   5.75%                               6.10%
--------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                      4.50%                               4.71%
--------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                      3.25%                               3.36%
--------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                    2.00%                               2.04%
--------------------------------------------------------------------------------------------------------------
$1,000,000 and over                                     0%                                  0%
--------------------------------------------------------------------------------------------------------------

WAYS TO REDUCE OR ELIMINATE CLASS A INITIAL SALES CHARGES

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge. Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares. Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares. The SAI contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

CLASS A PURCHASES NOT SUBJECT TO INITIAL SALES CHARGES

You will not pay initial sales charges:

     [] on purchases of $1 million or more Class A shares of a Fund. However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase. See "Class A Purchases Subject to Contingent Deferred Sales Charge."

     [] on additional purchases of one or more Old Mutual Funds that result in account balances of Class A shares of $1 million or more.

     [] on shares purchased by reinvesting dividends and distributions.

     [] when exchanging shares among Old Mutual Funds [Carryover from PBHG
        Funds? All OMAF Class A has the same front-end load. NB: Shouldn't PBHG be "lower" not "higher"? See "Exchanges Between Funds."] (see "General Policies - Exchanges Between Old Mutual Funds" for more information on exchanges between funds).

     [] when using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the reinstatement privilege.

     [] when a merger, consolidation, or acquisition of assets of a Fund occurs.

     [] if you are the Advisor or a Sub-Advisor, an affiliated company of the Advisor or a Sub-Advisor and you purchase your shares directly through the Funds' distributor, Old Mutual Investment Partners (the "Distributor").

     [] if (i) you are a current or retired trustee, officer, employee (each such person referred to hereinafter as an "Employee") of (a) the Advisor, (b) the Sub-Advisor, or (c) affiliates of the Advisor, a Sub-Advisor or of other mutual funds which are advised by the Advisor or Sub-Advisor, or the immediate family member of such persons (including spouse and children), or any trust established exclusively for the benefit of an Employee or an Employee's immediate family member; (ii) you opened your account while you or your immediate family member was an Employee; and (iii) you purchased your shares directly through the Distributor.

     [] if you are an employee benefit plan established for employees of the Adviser, a Sub-Advisor, or their affiliates.

     [] if you are a discretionary advised client of the Advisor, Sub-Advisor, or their affiliates.

     [] if you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person's employer.

     [] if you are a financial institution trust department with an aggregate initial investment of up to $1 million in the Old Mutual Funds.

     [] if you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor, or a clearing agent that has an agreement with the Distributor, with respect to its use of the Funds in connection with such services.

     [] if you are a pension, profit-sharing, or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the "Code") or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. See the SAI for applicable restrictions. Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reduction of initial sales charges, only the participants' individual investments in the plans.

     [] if you are an individual or entity with a substantial business relationship with the Trust, the Advisor, a Sub-Advisor, or their affiliates, as determined by a Vice President or more senior officer of the Trust, the Advisor or a Sub-Advisor, and you purchase your shares directly through the Distributor.

CLASS A PURCHASES ELIGIBLE FOR REDUCTIONS OF INITIAL SALES CHARGES

In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor or the Distributor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Trust may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own. See the SAI for more information on Rights of Accumulation.

LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested. See the SAI for more information on LOIs.

CONCURRENT PURCHASES. You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds to determine your Class A sales charge.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS

     [] an individual, his or her spouse, or children residing in the same household;

     [] any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES

     [] a trustee or fiduciary purchasing for a single trust, estate, or fiduciary account; and

OTHER GROUPS

     [] any organized group of persons, whether or not incorporated, purchasing
        Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months, and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding Class A shares of the Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other Financial Intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of a Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as described in this Prospectus.

CLASS A PURCHASES SUBJECT TO CONTINGENT DEFERRED SALES CHARGE

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase. This charge will be based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1.00% of all purchases of $1 million or more. In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

CLASS A PURCHASES NOT SUBJECT TO CONTINGENT DEFERRED SALES CHARGES

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

     [] where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer.

     [] managed account (wrap) programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor, or a clearing agent that has an agreement with the Distributor, with respect to their use of the Funds in connection with such services.

     [] on purchases subject to the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. The reinstatement privilege applies to all types of accounts (i.e., regular accounts, retirement accounts, etc.) but new purchases must be in the same type of account as the previous purchases to be eligible for such privilege. See the SAI for more information on the redemption privilege.

     [] on purchases made in connection with a merger, consolidation, or acquisition of assets of a Fund.

CLASS C SHARES

Class C shares are not subject to an initial sales charge but may be subject to a CDSC. The overall cost per share of investing in Class C shares in amounts greater than $1 million is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares. Accordingly, the Trust will refuse an investor's order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor's related accounts exceeds $1 million. For purposes of this policy, "related accounts" refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge, as described under "Purchasers Qualifying for Reductions in Initial Sales Charges." In no event will the Trust honor an order to purchase more than $1 million of Class C shares.

CLASS C PURCHASES NOT SUBJECT TO CONTINGENT DEFERRED SALES CHARGE

Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

     [] if you redeem shares acquired through reinvestment of dividends and distributions.

     [] on increases in the NAV of your shares.

     [] on redemptions pursuant to a systematic withdrawal plan, provided that the amounts withdrawn do not exceed 10.00% of the value of your shares in any 12-month period.

     [] when using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the SAI for more information on the redemption privilege.

     [] upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participate).

     [] upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician's certification of such disability and such certification is acceptable in form and substance to the Trust). Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if the individual is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment, which can be expected to result in death or to be of long-continued and indefinite duration.

     [] on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     [] on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him.

     [] on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

The SAI provides additional information regarding purchasing or redeeming Class A or Class C shares at reduced or without sales charges. Consult the SAI for details.

COMPUTING A CONTINGENT DEFERRED SALES CHARGE

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first, and then shares in the order of purchase.

CONCEPTS TO UNDERSTAND

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

COVERDELL EDUCATION SAVINGS ACCOUNTS: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, individuals should call 888.744.5050 or a tax professional and investment professionals should call 888.772.2888 or a tax professional.

        MINIMUM INVESTMENTS                     INITIAL        ADDITIONAL
        ------------------------------------------------------------------------
        Regular Accounts                         $ 2,500      no minimum
        Uniform Gifts/Transfer to Minor Accounts   $ 500      no minimum
        Traditional IRAs                         $ 2,000      no minimum
        Roth IRAs                                $ 2,000      no minimum
        Coverdell Education Savings Accounts       $ 500      no minimum
        Systematic Investment Plans (SIP) (1)      $ 500         $25

(1) Provided a SIP is established, the minimum initial investment for a Fund is $500 along with a monthly systematic investment of $25 or more. The $25 minimum investment for SIPs applies to all types of accounts.

SELLING SHARES

You may sell your Fund shares by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Funds' transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at a Fund's next calculated NAV per share. The redemption price will be reduced by any applicable CDSC. The Funds generally send payment for your shares the business day after your order is received in good order. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to 7 days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

GENERAL POLICIES

      [] IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The
         Funds are required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. The Funds reserve the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

     [] The Funds may reject or suspend acceptance of purchase orders.

     [] The Funds reserve the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of a Fund in any 90-day period.

     [] When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Funds' transfer agent so that you may receive that same day's NAV per share.

     [] SEI Trust Company, the custodian for Traditional, Roth, and Coverdell
        Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

     [] Because of the relatively high cost of maintaining smaller accounts, the Funds charge an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. The Funds will provide notice of the imposition of this fee; the Funds will not impose this fee if you purchase additional shares during the notice period to meet the minimum investment amount. Minimum investment amounts are identified in the table above. For non-retirement accounts, the Funds may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to redemptions or exchanges out of a Fund.

     [] To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your financial advisor or broker-dealer.

EXCHANGES BETWEEN OLD MUTUAL FUNDS

You may exchange some or all shares of a particular class of the Old Mutual Funds for the same class of the other Old Mutual funds that offer such class of shares. Class A shares of the Old Mutual Funds may not be exchanged for Class C shares, and Class C shares of the Old Mutual Funds may not be exchanged for Class A shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more Old Mutual Funds. If you exchange into one of the Old Mutual Funds whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds per calendar year, or if a Fund, Old Mutual Capital, or one of its agents determines, in its sole discretion, that a shareholder's short-term trading activity is excessive, the determining party or the Fund may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption fee. See "Policy Regarding Short-Term or Excessive Trading" for details of the Trust's trading guidelines and redemption fee.

SYSTEMATIC WITHDRAWAL PLAN

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

     [] Consult your broker, dealer, or Financial Intermediary regarding how to establish this feature.

Note:  You must maintain a minimum account balance of $5,000 or more.

DISTRIBUTION AND TAXES

Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains, if available. Net investment income and distributions from capital gains are paid annually. Dividends and distributions will be reinvested in your Fund account unless you instruct a Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable to individuals and other non-corporate taxpayers at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of any Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (i) short-term capital gains will apply if you sell or exchange shares of a Fund within one year after buying them, (ii) long-term capital gains will apply to shares of the Fund sold or exchanged after one year. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in an annual tax statement from each Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAX RATES APPLICABLE TO SALES, EXCHANGES, AND DISTRIBUTIONS TO INDIVIDUALS AND OTHER NON-CORPORATE SHAREHOLDERS

                                TAX RATE FOR 15%          TAX RATE FOR BRACKETS
      TYPE OF INCOME            BRACKET AND LOWER         HIGHER THAN 15%
      --------------            -----------------         ----------------------
      Dividends Generally      Ordinary income rate        Ordinary income rate
      Qualified Dividends               5%                         15%
      Short-term
           Capital Gains       Ordinary income rate        Ordinary income rate
      Long-term
           Capital Gains                5%                         15%

DISTRIBUTION ARRANGEMENTS

Each Fund has three classes of shares, two of which, Class A and Class C, are offered by this Prospectus. Each class has the same rights and privileges as the other share classes of a Funds, except that: (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.

The Trust has adopted Distribution Plans and a Service Plan with respect to Class A and Class C shares pursuant to which each Fund pays distribution fees to the Distributor, Old Mutual Investment Partners, and service fees to the Distributor, brokers, dealers, or other Financial Intermediaries. Distribution fees are paid for the sale and distribution Class A and Class C shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders' accounts. All or a substantial portion of the distribution and service fees that are paid to the Distributor are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution and service fees are paid out of each Fund's Class A and Class C assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See "Fund Summaries" and "Choosing a Share Class" for details on the distribution and service fees.

REVENUE SHARING

PAYMENTS BY THE DISTRIBUTOR OR ITS AFFILIATES

The Financial Intermediary through which you purchase your shares may receive all or a portion of the sales charges and the distribution and service fees discussed in the "Choosing a Share Class" section of this Prospectus. These "revenue sharing" payments are made in exchange for certain services provided by the Financial Intermediary, such as placing the Trust and a Fund on the Financial Intermediary's sales system or placing the Trust and a Fund on the Financial Intermediary's preferred or recommended list. The Distributor may also pay Financial Intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Trust and a Fund, delivering proxy statements, annual reports, updated prospectuses, and other communications, and other recordkeeping services relating to investments in a Fund. Marketing support payments include payments for conferences and seminars, investor and dealer--sponsored events, educating sales personnel of the intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the Financial Intermediary. In addition, Financial Intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust's logo.

From time to time, the Distributor may also pay "networking fees" to broker-dealers who process Fund transactions through an automated mutual fund clearinghouse, which reduces the Trust's costs in processing shareholder transactions. These networking fees compensate the broker for its expenses in processing transactions through the clearinghouse. The Trust may pay a portion of the total networking fees paid to a broker.

The Distributor or its affiliates may compensate Financial Intermediaries differently depending on the nature and extent of the services they provide. Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor may also make non-service, compensation related payments, at its expense, to dealers or other Financial Intermediaries at an annual rate specified in writing by the Distributor. These payments generally represent a percentage of a qualifying dealer's or Financial Intermediary's sales and/or the value of Fund shares within a qualifying dealer's or Financial Intermediary's client accounts.

The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the intermediary. The Advisor and Sub-Advisors may also benefit from the Distributor's activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such Financial Intermediaries.


PAYMENTS BY THE TRUST

Like the Distributor, the Trust may, from time to time, make payments to Financial Intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

You can find further details in the SAI about these payments and the services provided in return by Financial Intermediaries. You can also speak to your financial intermediary for more information about the payments made by the Distributor or the Trust to such intermediary. In certain cases, the payments could be significant and may cause a conflict of interest for your intermediary.


FINANCIAL HIGHLIGHTS

Financial highlights are not presented since each Fund is new.

FOR MORE INFORMATION

OLD MUTUAL ADVISER FUNDS
For investors who want more information about the Funds, the following is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION
Provides more information about each Fund and is incorporated into this Prospectus by reference.

TO OBTAIN THE SAI OR OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES, CONTACT YOUR BROKER, DEALER, OR FINANCIAL ADVISER OR CALL THE FUNDS TOLL-FREE AT 888.744.5050. THE FUNDS SAI IS ALSO AVAILABLE AT
HTTP://WWW.OLDMUTUALCAPITAL.COM.

Reports and other information about Old Mutual Adviser Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about Old Mutual Adviser Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

A description of the guidelines that the Funds or the Advisor/Sub-Advisors use to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 888.744.5050; and (ii) on the SEC's website at http://www.sec.gov; and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (a) at http://www.OldMutualCapital.com; (b) by calling 888.744.5050; and (c) on the SEC's website at http://www.sec.gov. Old Mutual Adviser Funds has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Ethical Conduct upon request by calling 888.744.5050 or by visiting http://www.OldMutualCapital.com.

INVESTMENT ADVISOR
Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600
Denver, CO 80237

INVESTMENT SUB-ADVISORS
Clay Finlay Inc.
200 Park Avenue
New York, NY  10166

Acadian Asset Management, Inc.
One Post Office Square, 20th Floor
Boston, MA  02109

DISTRIBUTOR
Old Mutual Investment Partners
4643 South Ulster Street, Suite 600
Denver, CO 80237

Website: www.OldMutualCapital.com
Shareholder Services:      888.744.5050
Investment Professionals:  888.772.2888

SEC FILE NUMBER

811-21587

____-PRO _/05

                                 PRIVACY NOTICE

PROTECTING YOUR PERSONAL INFORMATION


The Old Mutual Adviser Funds has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.

Occasionally, we may disclose this information to companies that perform services for the Old Mutual Adviser Funds, such as other financial institutions with whom we have joint marketing agreements, or to the Old Mutual Adviser Funds' proxy solicitors. These companies may only use this information in connection with the services they provide to the Old Mutual Adviser Funds, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order or regulatory inquiry. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to "opt out" if you did not want information to be released.

We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.

[Not part of the prospectus]

--------------------------------------------------------------------------------

PROSPECTUS                                               [Clay Finlay Inc. Logo]

CLASS Z AND INSTITUTIONAL CLASS SHARES     [Acadian Asset Management, Inc. Logo]


 ____ __, 2005



Old Mutual Advisor Funds

O  Old Mutual Clay Finlay China Fund
O  Old Mutual Clay Finlay Emerging Markets Fund
O  Old Mutual International Equity Fund

--------------------------------------------------------------------------------

[logo] Old Mutual Advisor Funds

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

AN INTRODUCTION TO THE OLD MUTUAL ADVISOR FUNDS(R) AND THIS PROSPECTUS


Old Mutual Advisor Funds (the "Trust") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called funds. The Trust offers additional series of portfolios ("Old Mutual Funds"). This Prospectus offers Class Z and Institutional Class shares of Old Mutual Clay Finlay China Fund ("China Fund"), Old Mutual Clay Finlay Emerging Markets Fund ("Emerging Markets Fund"), and Old Mutual International Equity Fund ("International Equity Fund") (each a "Fund" and collectively, the "Funds").

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure a Fund's goal matches your own.

The Funds offered by this prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Funds also may not be suitable for investors who require regular income or stability of principal.

INVESTMENT ADVISOR

Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") is the investment advisor to each of the Funds. The Advisor has retained Clay Finlay Inc. ("Clay Finlay") as sub-advisor to assist in managing each of the Funds and Acadian Asset Management, Inc. ("Acadian") as a sub-advisor to assist in managing the International Equity Fund (each a "Sub-Advisor" and collectively, the "Sub-Advisors").

CLAY FINLAY

Clay Finlay uses a "growth at a reasonable price" style of management to invest in issuers that it believes have above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Clay Finlay employs fundamental research and evaluates the issuer based on its financial statements and operations. Factors Clay Finlay looks for in selecting investments include:

     o  favorable expected returns relative to perceived risk;

     o  above average potential for earnings and revenue growth;

     o whether the issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry; and

     o low market valuations relative to earnings forecast, book value, cash flow, and sales.

Clay Finlay generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Clay Finlay makes that determination based upon the same criteria it uses to select portfolio securities.

ACADIAN

Acadian uses a value approach to select securities selling at reasonable prices or substantial discounts to what Acadian believes their underlying values and then holds these securities until the market values reflect their intrinsic values. Acadian evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth, employing a bottom-up analytical style. In making that assessment, Acadian employs fundamental research and evaluates the issuer based on its financial statements and operations. Factors Acadian looks for in selecting investments include:

     o  favorable expected returns relative to perceived risk;

     o low market valuations relative to earnings forecast, book value, cash flow, and sales;

     o turnaround potential for companies that have been through difficult periods;

     o whether the issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry;

     o whether management with demonstrated ability and commitment to the company; and

     o  low debt levels relative to equity.

For more information about Clay Finlay and Acadian, see The Sub-Advisors section of this Prospectus.

This Prospectus contains important information you should know before investing in a Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about a Fund, please refer to the sources listed on the back cover of this Prospectus.

[On side panel:  What the Funds Are - And Aren't

The Funds are mutual funds - pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.]

TABLE OF CONTENTS

FUND SUMMARIES
-------------------------------------------------------------------------------

CHINA FUND

Investment Objective.........................................................__
Main Investment Strategy.....................................................__
Main Investment Risks........................................................__
Performance Information......................................................__
Fees and Expenses............................................................__

EMERGING MARKETS FUND

Investment Objective.........................................................__
Main Investment Strategy.....................................................__
Main Investment Risks........................................................__
Performance Information......................................................__
Fees and Expenses............................................................__

INTERNATIONAL EQUITY FUND

Investment Objective.........................................................__
Main Investment Strategy.....................................................__
Main Investment Risks........................................................__
Performance Information......................................................__
Fees and Expenses............................................................__

MORE ABOUT INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Portfolio Disclosure..........................................................__
Other Portfolio Investment Strategies.........................................__
More About Risk...............................................................__

THE INVESTMENT ADVISOR & SUB-ADVISORS
-------------------------------------------------------------------------------

The Investment Advisor........................................................__
The Sub-Advisors..............................................................__
The Portfolio Managers........................................................__

YOUR INVESTMENT
-------------------------------------------------------------------------------

Your Share Price..............................................................__
Policy Regarding Excessive or Short-Term Trading..............................__
Suitability for Investors.....................................................__
Buying Shares ................................................................__
Selling Shares................................................................__
General Policies..............................................................__

Distribution and Taxes........................................................__
Distribution Arrangements.....................................................__

REVENUE SHARING
-------------------------------------------------------------------------------
Payments by Old Mutual Investment Partners or its Affiliates..................__
Payments by the Trust.........................................................__

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

FUND SUMMARY

Old Mutual Clay Finlay China Fund

INVESTMENT OBJECTIVE

The China Fund seeks to provide investors with long-term capital appreciation.

MAIN INVESTMENT STRATEGY

To pursue its goal, the China Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

     o  are organized under the laws of China, Hong Kong, and Taiwan;

     o  are primarily traded on the China, Hong Kong, or Taiwan exchanges; or

     o derive at least 50% of their revenues from business activities in China, Hong Kong, or Taiwan, but which are listed and traded elsewhere.

The China Fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in accordance with its main investment strategy. Equity securities in which the China Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The China Fund will invest in securities of all market capitalizations, including companies in emerging markets.

MAIN INVESTMENT RISKS

STOCK MARKET RISK. The value of the stocks and other securities owned by the China Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Further, non-U.S. stock markets may perform poorly relative to other investments, particularly in the short-term. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Advisor may misgauge that worth.

FOREIGN INVESTING RISK. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets. These risks are more pronounced as the China Fund invests significantly in one country.

GEOGRAPHIC RISK. Investing in China, Hong Kong, and Taiwan involves risk and considerations not present when investing in more established securities markets. The China Fund may be more susceptible to the economic, market, political, and local risks of these regions than a fund that is more geographically diversified because:

     o China remains a totalitarian society with the continuing risk of nationalization, expropriation, or confiscation of property.

     o the economic reforms being instituted could cause higher interest rates and higher unemployment, which could cause political instability. The government could also alter or discontinue economic reform programs implemented since 1978.

     o the emergence of a domestic consumer class is still at an early stage, making China heavily dependent on imports.

     o over 1997 and 1998, the values of many Asian currencies declined because corporations in these countries had to buy U.S. dollars to pay large U.S. dollar denominated debt. Similar devaluations could occur again.

     o military conflicts, either in response to social unrest or conflicts with other countries, are an ever present consideration. For example, the threat of armed conflict exists over the unresolved situation concerning Taiwan.

     o political instability may arise and hard-line Marxist-Leninists might regain the political initiative.

     o social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident.

     o the Chinese legal system is still in its infancy, making it more difficult to obtain and/or enforce judgments.

DIVERSIFICATION RISK. The China Fund is non-diversified and may invest a significant portion of its assets in a small number of companies. This may cause the performance of the China Fund to be dependent on the performance of one or more selected companies, which may increase the volatility of the China Fund.

COUNTRY, SECTOR, OR INDUSTRY FOCUS. To the extent the China Fund invests a significant portion of its assets in one or more countries, sectors, or industries at any time, the China Fund will face a greater risk of loss due to factors affecting a single country, sector, or industry than if the Fund always maintained wide diversity among the countries, sectors, and industries. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world. Technology companies involve risks due to factors such as the rapid pace of product change, technological developments, and new competition. Their stocks historically have been volatile in price, especially over the short- term, often without regard to the merits of individual companies.

SMALL- AND MID-SIZE COMPANY RISK. The China Fund may invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the China Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

Performance information is not presented since the China Fund is new. Performance information will be presented for the China Fund after it has been in operation for one complete fiscal year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the China Fund. These fees and expenses are identical for Class Z shares and Institutional Class shares. Additional fees may be imposed by your financial advisor or broker.

FEES AND EXPENSES TABLE
--------------------------------------------------- -------------------
China Fund

--------------------------------------------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------- -------------------
Maximum Sales Charge (Load)
(as a percentage of offering price)                 None
--------------------------------------------------- -------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price)
                                                    None
--------------------------------------------------- -------------------
Redemption Fee(1)
(as a percentage of amount redeemed)                2.00%
--------------------------------------------------- -------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------- -------------------
Management Fees                                     xxx%
--------------------------------------------------- -------------------
Distribution (12b-1) Fees                           None
--------------------------------------------------- -------------------
Other Expenses
     Service Fees                                   None
     Other Operating Expenses(2)                    xxxx%
     Total Other Expenses                           xxxx%
--------------------------------------------------- -------------------
TOTAL ANNUAL OPERATING EXPENSES                     xxxx%
--------------------------------------------------- -------------------
Fee Waivers and/or Expense Reimbursement
                                                    xxxx%
--------------------------------------------------- -------------------
NET EXPENSES(3)                                     xxxx%
--------------------------------------------------- -------------------

1   Imposed on redemption within 10 calendar days of purchase.
2 Other Operating Expenses are based on estimated amounts for the current fiscal year.
3 The Advisor has contractually agreed to limit total expenses of the China Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of [___]%. This expense limitation may be terminated at any time after December 31, 2007, upon 30 days' written notice of termination to the Trust's Board of Trustees. The Advisor is entitled to reimbursement from the China Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the China Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

EXAMPLE

The following example is intended to help you compare the cost of investing in shares of the China Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the China Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the China Fund's operating expenses reflect net operating expenses for years one and two and total annual fund operating expenses without expense waivers for year three. Because actual returns and expenses will vary, your actual costs may be higher or lower. The example is identical for Class Z and Institutional Class shares.

------------------------- -------------- -----------------
Your Cost Over             1 Year        3 Years
------------------------- -------------- -----------------
                          $-----         $-----
------------------------- -------------- -----------------

FUND SUMMARY

Old Mutual Clay Finlay Emerging Markets Fund

INVESTMENT OBJECTIVE

The Emerging Markets Fund seeks to provide investors with long-term capital appreciation.

MAIN INVESTMENT STRATEGY

Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by companies in emerging markets countries. The Emerging Markets Fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in securities issued by emerging markets countries.

The Emerging Markets Fund normally emphasizes equity securities in its portfolio. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The Emerging Markets Fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The Emerging Markets Fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of those countries have stock markets. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.

[On side panel: For purposes of the Emerging Market Fund's investments, emerging market companies are those:

     o whose principal securities trading markets are in emerging market countries;

     o that derive a significant share of their total revenue from either goods or services produced or sales made in emerging or developing market countries;

     o that have a significant portion of their assets in emerging market countries;

     o  that are linked to currencies of emerging market countries; or

     o that are organized under the laws of, or with principal offices in, emerging market countries.]

MAIN INVESTMENT RISKS

STOCK MARKET RISK. The value of the stocks and other securities owned by the Emerging Markets Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Further, non-U.S. stock markets may perform poorly relative to other investments, particularly in the short-term. The market also may fail to recognize the intrinsic worth of an investment or Clay Finlay may misgauge that worth.

FOREIGN INVESTING RISK. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid that U.S. stock markets.

EMERGING MARKETS RISK. The Emerging Markets Fund's investments in emerging or developing markets are subject to all of the risks of foreign investing generally and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets. Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations do not compare favorably with the United States or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and/or periodic episodes of hyperinflation and currency devaluations. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance that these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment.

The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices. All of these factors make emerging market equity securities' prices generally more volatile than equity securities of companies in developed markets and increase the risk of loss to the Emerging Markets Fund.

COUNTRY, SECTOR, OR INDUSTRY FOCUS. To the extent the Emerging Markets Fund invests a significant portion of its assets in one or more countries, sectors, or industries at any time, the Emerging Markets Fund will face a greater risk of loss due to factors affecting a single country, sector, or industry than if the Emerging Markets Fund always maintained wide diversity among the countries, sectors, and industries. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world. Technology companies involve risks due to factors such as the rapid pace of product change, technological developments, and new competition. Their stocks historically have been volatile in price, especially over the short-term, often without regard to the merits of individual companies.

SMALL- AND MID-SIZE COMPANY RISK. The Emerging Markets Fund may invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Emerging Markets Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

Performance information is not presented since the Emerging Markets Fund is new. Performance information will be presented for the Emerging Markets Fund after it has been in operation for one complete fiscal year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Emerging Markets Fund. These fees and expenses are identical for Class Z shares and Institutional Class shares. Additional fees may be imposed by your financial advisor or broker.

FEES AND EXPENSES TABLE
--------------------------------------------------- -------------------
Emerging Markets Fund
--------------------------------------------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------- -------------------
Maximum Sales Charge (Load)
(as a percentage of offering price)                 None
--------------------------------------------------- -------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price)        None
--------------------------------------------------- -------------------
Redemption Fee(1)
(as a percentage of amount redeemed)                2.00%
--------------------------------------------------- -------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------- -------------------
Management Fees                                     x.xx%
--------------------------------------------------- -------------------
Distribution (12b-1) Fees                           None
--------------------------------------------------- -------------------
Other Expenses
     Service Fees                                   xxxx%
     Other Operating Expenses(2)                    xxxx%
     Total Other Expenses                           xxxx%
--------------------------------------------------- -------------------
TOTAL ANNUAL OPERATING EXPENSES                     X.XX%
--------------------------------------------------- -------------------
Fee Waivers and/or Expense Reimbursement            -x.xx%
--------------------------------------------------- -------------------
NET EXPENSES(3)                                     X.XX%
--------------------------------------------------- -------------------

(1)   Imposed on redemption within 10 calendar days of purchase.
(2) Other Operating Expenses are based on estimated amounts for the current fiscal year.
(3) The Advisor has contractually agreed to limit total expenses of the Emerging Markets Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of xxx%. This expense limitation may be terminated at any time after December 31, 2007 upon 30 days' written notice of termination to the Trust's Board of Trustees. The Advisor is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Emerging Markets Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

EXAMPLE

The following example is intended to help you compare the cost of investing in the shares of the Emerging Markets Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the Emerging Markets Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the Emerging Markets Fund's operating expenses reflect net operating expenses for years one and two and total annual fund operating expenses without expense waivers for year three. Because actual returns and expenses will vary, your actual costs may be higher or lower. The example is identical for Class Z and Institutional Class shares.

------------------------- -------------- -----------------
Your Cost Over             1 Year        3 Years
------------------------- -------------- -----------------
                          $----          $----
------------------------- -------------- -----------------
                          $----          $----
------------------------- -------------- -----------------

FUND SUMMARY

Old Mutual International Equity Fund

INVESTMENT OBJECTIVE

The International Equity Fund seeks to provide investors with long-term capital appreciation.

MAIN INVESTMENT STRATEGY

To pursue its goal, the International Equity Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. The Fund allocates its assets to securities of issuers located in at least three non-U.S. countries and may invest in both developed and emerging markets. Generally, the International Equity Fund limits its investments in any country to 25% or less of its total assets. However, the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The International Equity Fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in equity securities of non-U.S. issuers. Equity securities in which the International Equity Fund may invest include common stocks, preferred stocks, convertible debt, depository receipts, rights, and warrants.

[On side panel: The International Equity Fund utilizes a multi-manager approach, combining the "growth at a reasonable price" strategy of Clay Finley with Acadian's value approach. The multi-manager strategy is based on the belief that having more than one manager may result in better performance and more stable returns over time. The Adviser generally allocates the International Equity Fund's assets equally between the Sub-Advisors.]

MAIN INVESTMENT RISKS

STOCK MARKET RISK. The value of the stocks and other securities owned by the International Equity Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Further, non-U.S. stock markets may perform poorly relative to other investments, particularly in the short-term. The market also may fail to recognize the intrinsic worth of an investment or Clay Finlay may misgauge that worth.

FOREIGN INVESTING RISK. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets. These risks are more pronounced to the extent the International Equity Fund invests in issuers in countries with emerging markets or if the International Equity Fund invests significantly in one country.

COUNTRY, SECTOR, OR INDUSTRY FOCUS. To the extent the International Equity Fund invests a significant portion of its assets in one or more countries, sectors, or industries at any time, the International Equity Fund will face a greater risk of loss due to factors affecting a single country, sector, or industry than if the International Equity Fund always maintained wide diversity among the countries, sectors, and industries. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world. Technology companies involve risks due to factors such as the rapid pace of product change, technological developments, and new competition. Their stocks historically have been volatile in price, especially over the short-term, often without regard to the merits of individual companies.

SMALL- AND MID-SIZE COMPANY RISK. The International Equity Fund may invest in small- or mid-size companies. While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the International Equity Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

Performance information is not presented since the International Equity Fund is new. Performance information will be presented for the International Equity Fund after it has been in operation for one complete fiscal year.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the International Equity Fund. These fees and expenses are identical for Class Z shares and Institutional Class shares. Additional fees may be imposed by your financial advisor or broker.

FEES AND EXPENSES TABLE
--------------------------------------------------- -------------------
International Equity Fund
--------------------------------------------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------- -------------------
Maximum Sales Charge (Load)
(as a percentage of offering price)                 None
--------------------------------------------------- -------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price)        None
--------------------------------------------------- -------------------
Redemption Fee(1)
(as a percentage of amount redeemed)                2.00%
--------------------------------------------------- -------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------- -------------------
Management Fees                                     _.__%
--------------------------------------------------- -------------------
Distribution (12b-1) Fees                           None
--------------------------------------------------- -------------------
Other Expenses
     Service Fees                                   None
     Other Operating Expenses(2)                    _.__%
     Total Other Expenses                           _.__%
--------------------------------------------------- -------------------
TOTAL ANNUAL OPERATING EXPENSES                     _.__%
--------------------------------------------------- -------------------
--------------------------------------------------- -------------------
Fee Waivers and/or Expense Reimbursement            --.--%
--------------------------------------------------- -------------------
NET EXPENSES(3)                                     _.__%
--------------------------------------------------- -------------------

(1)      Imposed on redemption within 10 calendar days of purchase.
(2) Other Operating Expenses are based on estimated amounts for the current fiscal year.
(3) The Advisor has contractually agreed to limit total expenses of the International Equity Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of [___]. This expense limitation may be terminated at any time after December 31, 2007, upon 30 days' written notice of termination to the Trust's Fund's Board of Trustees. The Advisor is entitled to reimbursement from the International Equity Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the International Equity Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

EXAMPLE

The following example is intended to help you compare the cost of investing in the shares of the International Equity Fund to the cost of investing in other mutual funds. This example makes four assumptions: (i) you invest $10,000 in the International Equity Fund for the time periods shown; (ii) you redeem all your shares at the end of those time periods; (iii) you earn a 5% return on your investment each year; and (iv) the International Equity Fund's operating expenses reflect net operating expenses for years one and two and total annual fund operating expenses without expense waivers for year three. Because actual returns and expenses will vary, your actual costs may be higher or lower. The example is identical for Class Z and Institutional Class shares.

------------------------- -------------- -----------------
Your Cost Over             1 Year        3 Years
------------------------- -------------- -----------------
                          $----          $----
------------------------- -------------- -----------------
                          $----          $----
------------------------- -------------- -----------------


MORE ABOUT INVESTMENT STRATEGIES AND RISKS

The Funds seeks to achieve their investment objective of long-term capital appreciation through their principal investment strategies. Each Fund's principal investment strategy and risks have been described in the Fund Summaries. This section of the Prospectus discusses additional investment strategies that may be used by each Fund and the additional risks that may be associated with an investment in a Fund. The Statement of Additional Information ("SAI") contains more detailed information about the Funds' investment policies and risks.

PORTFOLIO DISCLOSURE

A description of the Trust's policies and procedures related to the disclosure of the Funds' portfolio securities is also available in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI. The Funds' portfolio holdings as of a period end are publicly disclosed four times each year to the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website at WWW.SEC.GOV.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

FIXED-INCOME SECURITIES. While the Funds generally emphasize investment in equity securities, each Fund may also invest up to 20% of their total assets in debt securities, cash, and cash equivalents. Debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally, Funds acquire debt securities that are investment grade, but each Fund may invest up to 5% of its net assets in below investment grade convertible debt securities.

The Funds' investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

         INTEREST RATE RISK. A change in interest rates will affect the value of a Fund's fixed income investments. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

         CREDIT RISK. The value of the debt securities held by a Fund also fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a Fund's share price.

         CHANGES IN DEBT RATINGS. If a rating agency gives a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return.

[On side panel: A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by a Sub-Advisor. Debt securities rated below investment grade are "junk bonds" and they are considered speculative investments. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.]

DERIVATIVES. A Fund may invest in futures and options on securities, indices and currencies, forward foreign currency exchange contracts, and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, currencies, indices, or other financial instruments. Although there is no specific limitation on investing in derivatives, the Funds do not use derivatives as a primary investment technique and generally limit their use to hedging. Each Fund may use derivatives for a variety of purposes, including:

     o a hedge against adverse changes in stock market prices, interest rates, or currency exchange rates;

     o  as a substitute for purchasing or selling securities; or

     o to increase the Fund's return as a non-hedging strategy that may be considered speculative.

Even a small investment in derivatives can have a significant impact on a Fund's exposure to stock market values, interest rates, or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of a Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the entity that issued the derivative defaults on its obligation. Certain derivatives may be less liquid or more difficult to value.

SECURITIES THAT ARE NOT READILY MARKETABLE. Each Fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable, or "illiquid," if it cannot be sold within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of the Fund. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Trust's Board of Trustees ("Board"), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit. Investments in illiquid securities, which may include restricted securities, involve higher risks because a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund may have to bear the expense associated with registering the shares with the SEC and incur delays in selling the security.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. A Fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of a Fund's assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash and cash equivalents such as commercial paper, money market instruments, or short-term high quality debt instruments such as U.S. government securities. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. Each Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. Investing defensively in these securities may prevent a Fund from achieving its investment objective. When a Sub-Advisor pursues a temporary defensive strategy, a Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

PORTFOLIO TURNOVER. While the Sub-Advisors do not employ short-term trading as a strategy for the Funds, each Fund's annual portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying or selling all of the securities in its portfolio once during the course of a year. Higher portfolio rates increase the brokerage costs a Fund pays and may adversely affect its performance. In addition, the sale of a Fund's portfolio holdings may generate capital gains, which, when distributed, may be taxable to you.

MORE ABOUT RISK

Like all investments in securities, you risk losing money by investing in a Fund. In addition to the risks already discussed, the Funds' investments are subject to changes in their value from a number of other factors, including:

COMPANY RISK. The securities in a Fund's portfolio may not perform as expected. Factors that can negatively affect a particular security's price include a poor earnings report by the issuer, a restatement of earnings by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulation affecting the issuer or its industry.

OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because assets necessary to take advantage of that opportunity are held in other investments.

THE INVESTMENT ADVISOR & SUB-ADVISORS

THE INVESTMENT ADVISOR

OLD MUTUAL CAPITAL, INC., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the Fund's investment advisor. The Advisor was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Advisor provides or oversees the provision of administrative, investment advisory, and portfolio management services to the Funds. The Advisor:

     o  develops the investment program for each Fund;

     o  allocates assets among the Sub-Advisors;

     o  monitors each Sub-Advisor's investment programs and performance;

     o coordinates the investment activities of the Sub-Advisors to ensure compliance with regulatory restrictions; and

     o oversees the Funds' securities lending activities and actions taken by the securities lending agent.

The Board supervises the Advisor and the Sub-Advisors and establishes policies that the Advisor and the Sub-Advisors must follow in their day-to-day investment management activities. In January 2005, the Trust applied for an exemptive order from the SEC permitting the Trust to change non-affiliated asset managers without shareholder approval, but subject to notification to shareholders within 60 days of any such change. There is no assurance that the Trust will be successful in obtaining this relief.

For its services to the Funds, the Advisor receives an annual management fee equal to the following percentage of each Fund's average daily net assets:

--------------------------------------------------------- -------------------
Old Mutual Clay Finlay China Fund
--------------------------------------------------------- -------------------
Old Mutual Clay Finlay Emerging Markets Fund
--------------------------------------------------------- -------------------
Old Mutual International Equity Fund
--------------------------------------------------------- -------------------

THE SUB-ADVISORS

The Sub-Advisors were selected by the Advisor, subject to the Board's approval, to manage the Funds' investment operations and composition of their investment portfolios. The Sub-Advisors determine what securities will be purchased, retained or sold, arrange securities transactions for the Funds through brokers or dealers, provide the Board with reports and other information requested to review each Fund's investment policies and performance, vote proxies for the Funds, and maintain certain books and records with respect to each Fund's portfolio transactions.

For their services, each Sub-Advisor will receive from the Advisor an annual sub-advisory fee equal to the following percentage of average daily net assets of the Fund for which it sub-advises.

------------------------------------------------------------- --------------
Old Mutual Clay Finlay China Fund
------------------------------------------------------------- --------------
------------------------------------------------------------- --------------
Old Mutual Clay Finlay Emerging Markets Fund
------------------------------------------------------------- --------------
------------------------------------------------------------- --------------
Old Mutual International Equity Fund
------------------------------------------------------------- --------------

Each Sub-Advisor also manages the assets of other investment companies, which may result in a conflict of interest with respect to the Sub-Advisor's management of the Fund's assets.

ACADIAN ASSET MANAGEMENT, INC., is a Massachusetts corporation located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian has provided investment management services since 1977. As of September 30, 2005, Acadian had $___ billion under management. Acadian is a wholly owned subsidiary of OMUSH and an affiliate of the Advisor.

CLAY FINLAY INC., is a New York corporation located at 200 Park Avenue, New York, New York 10166. Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices in London and Tokyo. As of September 30, 2005, Clay Finlay had $___ billion under management. Clay Finlay is a wholly owned subsidiary of OMUSH and an affiliate of the Advisor.

THE PORTFOLIO MANAGERS

A separate team at each Sub-Advisor is primarily responsible for investing the assets that have been allocated to it. The following summarizes the experience of each member of each Sub-Advisor's portfolio management team. They have managed Fund assets since their inception. Unless otherwise noted, each individual listed below has served in his or her current position for the last five years.

----------------------- ----------------------------- -------------------------------------------------------------------------
                        NAME                          EXPERIENCE
                        ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
ACADIAN                 Dr. Gary L. Bergstrom         Chairman, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
                        Ronald D. Frashure, CFA       President and Co-Chief Investment Officer, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
                        John R. Chisholm, CFA         Executive Vice President and Co-Chief Investment Officer, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
                        Dr. Charles Wang              Senior Vice President and Co-Director of Research and Portfolio
                                                      Manager, Acadian, since  2000; Senior Quantitative Equity Analyst,
                                                      Putnam Investments, prior to 2000.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
                        Brian K. Wolahan, CFA         Senior Vice President, Co-Director of Research and Portfolio Manager,
                                                      Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
                        Raymond F. Mui                Senior Vice President and Portfolio Manager, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
                        Richard O. Barry, CFA         Senior Vice President and Portfolio Manager, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
                        Matthew J. Cohen, CFA         Senior Vice President and Portfolio Manager, Acadian.
----------------------- ----------------------------- -------------------------------------------------------------------------
CLAY FINLAY             Robert C. Schletter, CFA      Chief Investment Officer, Clay Finlay.
----------------------- ----------------------------- -------------------------------------------------------------------------
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Carol Franklin, CFA           Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset  Management,
                                                      from 2001 to 2002; Managing Director, Global Equity Group, Scudder Kemper
                                                      Investments, prior to 2001.
----------------------- ----------------------------- -------------------------------------------------------------------------
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Gregory M. Jones, CFA         Senior Portfolio Manager, Clay Finlay.
----------------------- ----------------------------- -------------------------------------------------------------------------
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Richard Begun                 Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2001;
                                                      Managing Director, Horizon Asset Management, from March 2001 to December
                                                      2001; Equity Portfolio Manager and Vice President, Orbitex Group of Funds
                                                      prior to 2001.
----------------------- ----------------------------- -------------------------------------------------------------------------

----------------------- ----------------------------- -------------------------------------------------------------------------
                        NAME                          EXPERIENCE
                        ----------------------------- -------------------------------------------------------------------------
                        ----------------------------- -------------------------------------------------------------------------
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Jennifer Kwong                Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2000;
                                                      Vice President, Merrill Lynch, prior to 2000.
----------------------- ----------------------------- -------------------------------------------------------------------------
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Lauren C. Lambert, CFA        Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2002;
                                                      Portfolio Manager and Analyst, Scudder Stevens &  Clark and its successor companies, prior to 2002.
----------------------- ----------------------------- -------------------------------------------------------------------------
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Steven Miller                 Portfolio Manager and Senior Research Analyst, Clay Finlay, since 2001;
                                                      Interim Chief Financial Officer, International Gaming Systems, prior to 2001.
----------------------- ----------------------------- -------------------------------------------------------------------------
----------------------- ----------------------------- -------------------------------------------------------------------------
                        Miwa Seki                     Portfolio Manager and Senior Research Analyst, Clay Finlay.
----------------------- ----------------------------- -------------------------------------------------------------------------

For more information on the composition of the Advisor and Sub-Advisor teams managing the Funds, their compensation, other accounts managed by them, and their ownership of shares of the Funds, please see the SAI.

YOUR INVESTMENT

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value ("NAV"). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Foreign securities may trade in their local markets on days a Fund is closed. Those transactions and changes in the value of a Fund's securities holdings on such days may affect the value of a Fund's shares on days when you will not be able to purchase, exchange, or redeem shares.

[On side panel:  Fair Value Pricing

The Board has determined to fair value on a daily basis foreign securities traded outside of the Western Hemisphere to, among other things, avoid stale prices and make the Funds less attractive to market timers. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps to protect the interests of the Funds' long-term shareholders.]

The Funds use pricing services to determine the market value of the securities in their portfolio. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds generally use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds' portfolios. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. The valuation assigned to fair valued securities for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance. If a Fund invests in another investment company, the Fund's NAV is based in part on the NAV of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated AFTER your request is received in good order by the Funds' transfer agent or other Fund agents.

The Funds may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers ("Financial Intermediaries") that may include a Fund as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Funds may reserve the right to not to accept customer orders that are incomplete or otherwise not in "good order." Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to a Fund or an affiliate of a Fund in a timely manner. The Funds will be deemed to have received a purchase or redemption order from a Financial Intermediary when the Financial Intermediary or its authorized designee, accepts the order. The customer order will be priced at a Fund's NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

While the Funds provide shareholders with daily liquidity, the Funds are intended to be long-term investment vehicles and are not designed for investors who engage in excessive short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund's shares may:

     o cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing a Fund to miss out on investment opportunities;

     o force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

     o increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or

     o  dilute the value of Fund shares held by long-term shareholders.

The Funds and Old Mutual Capital or its agents will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. Purchase and sale orders may be received through Financial Intermediaries and Old Mutual Capital and its agents cannot always know or reasonably detect short-term trading through these Financial Intermediaries or through the use of omnibus accounts by them.

To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

Funds that invest in overseas markets are subject to the risk of time-zone arbitrage, which attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market-timing. The Board has adopted and Old Mutual Capital and its agents have implemented the following tools to discourage short-term trading in the Funds, including time-zone arbitrage:

     o  shareholder trade activity monitoring;

     o  trading guidelines;

     o  a redemption fee on certain trades in the Funds; and

     o selective use of fair value pricing, including daily fair valuation of foreign securities outside of the Western Hemisphere.

Each of these tools is described in more detail below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools, other than the redemption fee, involves judgments, which are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in a Fund, other funds, and accounts under common ownership, influence, or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

TRADE ACTIVITY MONITORING

Old Mutual Capital and its agents monitor selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring Old Mutual Capital or one of its agents determines that a shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability, and rights of Financial Intermediaries to monitor trading activity in omnibus accounts and enforce the Funds short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all Financial Intermediaries.

TRADING GUIDELINES

If a shareholder exceeds four exchanges out of a Fund per calendar year or if a Fund, Old Mutual Capital, or one of its agents, determines that a shareholder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders from such shareholder. The Funds and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes, and consistent with the best interests of long-term shareholders. The movement out of (redemption) of one of the Funds and into (purchase) one or more other Old Mutual Funds is considered a single exchange. A Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide long-term asset allocation program.

Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Financial Intermediary. Old Mutual Capital may also suspend or terminate a shareholder's exchange privileges if a shareholder engages in a disruptive pattern of exchanges. Old Mutual and the Funds also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities, rather than cash.

REDEMPTION/EXCHANGE FEE

A Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of purchase. A Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. A Fund will retain the fee for the benefit of the remaining shareholders.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption fee on transactions involving the following:

1. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

2. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with a Fund to waive or not to impose redemption fees;

3. total or partial redemptions made pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with a Fund or a Financial Intermediary;

4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6.    redemptions initiated by a Fund, as permitted in this Prospectus.

The Funds' goal is to apply the redemption fee to all shares of a Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain Financial Intermediaries and preexisting contrary legal covenants and agreements with Financial Intermediaries. The Funds will use their best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Funds will be successful in those efforts.

FAIR VALUE PRICING

As discussed above, the Trust has adopted fair value pricing procedures, including the daily fair valuation of certain foreign securities. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to long-term shareholders.

SUITABILITY FOR INVESTORS

The Institutional Class shares of the Funds are intended for use by institutional investors. Institutional Class shares are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust companies investing for their own account, entities acting for the account of the general public (e.g., Taft-Hartley funds, estates, cities, or government agencies), defined benefit plans, endowments, foundations, and defined contribution plans offered pursuant to Internal Revenue Code Sections 401, 457, 403(a), 403(b), or 403(c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $25 million, there is no minimum initial investment requirement; otherwise, the minimum initial investment requirement for a defined contribution plan is $10 million. There is no minimum initial investment requirement for defined benefit plans. The minimum initial investment requirement for all other investors for which the Institutional Class is available is $1 million. The Funds reserve the right to change the investment criteria for Institutional Class shares.

The Institutional Class shares are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in a Fund may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery, and safekeeping of securities; and portfolio recordkeeping.

Class Z shares are available for purchase or exchange only for those Class Z shareholders of the Funds (or other series of the Trust) who acquired their Class Z shares through a reorganization of another mutual fund into a series of the Trust.

BUYING SHARES

You may purchase Class Z and Institutional Class shares of the Funds directly through the Fund' transfer agent. The price per share you will pay to invest in a Fund is its net asset value per share next calculated after the transfer agent or other authorized representative accepts your order.

You may also purchase Class Z and Institutional Class shares of the Funds through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Fund. Such financial institutions may charge you a fee for this service in addition to the Funds' net asset value per share.

MINIMUM INVESTMENTS - INSTITUTIONAL CLASS

------------------------------------------------------ -------------------------- ------------------------------------
                                                                INITIAL                       ADDITIONAL
------------------------------------------------------ -------------------------- ------------------------------------
------------------------------------------------------ -------------------------- ------------------------------------
Defined Benefit Plans or Platform Sponsors for                   None                            None
Defined Contribution Plans
------------------------------------------------------ -------------------------- ------------------------------------
------------------------------------------------------ -------------------------- ------------------------------------
Banks acting in a fiduciary or similar capacity,              $1 million                         None
Collective and Common Trust Funds, Banks and
Broker-Dealers acting for their own account, or
Foundations and Endowments
------------------------------------------------------ -------------------------- ------------------------------------
------------------------------------------------------ -------------------------- ------------------------------------
Defined Contribution Plans (Corporate, Non-profit,            $10 million                        None
or Governmental)
------------------------------------------------------ -------------------------- ------------------------------------

CONCEPTS TO UNDERSTAND

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, individuals should call 888.744.5050 or a tax professional and investment professionals should call 888.772.2888 or a tax professional.

MINIMUM INVESTMENTS - CLASS Z SHARES

MINIMUM INVESTMENTS                                      INITIAL        ADDITIONAL
----------------------------------------------------- ----------------- --------------------
----------------------------------------------------- ----------------- --------------------
Regular accounts                                         $ 2,500        no minimum
Uniform Gifts/Transfer to Minor Accounts                 $   500        no minimum
Traditional IRAs                                         $ 2,000        no minimum
Roth IRAs                                                $ 2,000        no minimum
Coverdell Education Savings Accounts                     $   500        no minimum

SELLING SHARES

You may sell your Fund shares by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Funds' transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at a Fund's next calculated NAV per share. The redemption price will be reduced by any applicable CDSC. The Funds generally send payment for your shares the business day after your order is received in good order. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to 7 days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

GENERAL POLICIES

[] IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Funds are required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. The Funds reserve the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

[]       The Funds may reject or suspend acceptance of purchase orders.

[] The Funds reserve the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of a Fund in any 90-day period.

[] When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Funds' transfer agent so that you may receive that same day's NAV per share.

[] SEI Trust Company, the custodian for Traditional, Roth, and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

[] Because of the relatively high cost of maintaining smaller accounts, the Funds charge an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. The Funds will provide notice of the imposition of this fee; the Funds will not impose this fee if you purchase additional shares during the notice period to meet the minimum investment amount. Minimum investment amounts are identified in the table above. For non-retirement accounts, the Funds may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to redemptions or exchanges out of a Fund.

[] To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your financial advisor or broker-dealer.

EXCHANGES BETWEEN OLD MUTUAL FUNDS

You may exchange some or all shares of a particular class of the Old Mutual Funds for the same class of the other Old Mutual funds that offer such class of shares. Class Z shares of the Old Mutual Funds may not be exchanged for Institutional Class shares, and Institutional Class shares of the Old Mutual Funds may not be exchanged for Class Z shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds per calendar year, or if a Fund, Old Mutual Capital, or one of its agents determines, in its sole discretion, that a shareholder's short-term trading activity is excessive, the determining party or the Fund may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption fee. See "Policy Regarding Short-Term or Excessive Trading" for details of the Trust's trading guidelines and redemption fee.

SYSTEMATIC WITHDRAWAL PLAN

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.

[] Consult your broker, dealer, or Financial Intermediary regarding how to establish this feature.

Note:  You must maintain a minimum account balance of $5,000 or more.

DISTRIBUTION AND TAXES

Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains, if available. Net investment income and distributions from capital gains are paid annually. Dividends and distributions will be reinvested in your Fund account unless you instruct a Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable to individuals and other non-corporate taxpayers at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of any Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (i) short-term capital gains will apply if you sell or exchange shares of a Fund within one year after buying them, (ii) long-term capital gains will apply to shares of the Fund sold or exchanged after one year. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in an annual tax statement from each Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAX RATES APPLICABLE TO SALES, EXCHANGES, AND DISTRIBUTIONS TO INDIVIDUALS AND OTHER NON-CORPORATE SHAREHOLDERS

                                 TAX RATE FOR 15%        TAX RATE FOR BRACKETS
      TYPE OF INCOME             BRACKET AND LOWER       HIGHER THAN 15%
      --------------             -----------------       ---------------------
      Dividends Generally       Ordinary income rate     Ordinary income rate
      Qualified Dividends                5%                       15%
      Short-term
           Capital Gains        Ordinary income rate     Ordinary income rate
      Long-term
           Capital Gains                 5%                       15%

DISTRIBUTION ARRANGEMENTS

Each Fund has four classes of shares, two of which, Class Z and Institutional Class, are offered by this Prospectus. Each class has the same rights and privileges as the other share classes of a Funds, except that: (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940 ("Rule 12b-1"); (iii) each class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 ; (iv) exchanges are not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class. Institutional Class and Class Z shares are not subject to sales charges or fees paid under Rule 12b-1.

REVENUE SHARING

PAYMENTS BY OLD MUTUAL INVESTMENT PARTNERS OR ITS AFFILIATES

Financial intermediaries through which you purchase your shares may include financial planners or financial advisors, brokers, dealers, banks, registered investment advisors, and 401(k) or other retirement plan administrators. The Distributor or one or more of its corporate affiliates may, from time to time, make payments from its own resources to these financial intermediaries. These "revenue sharing" payments are made in exchange for certain services provided by the intermediary, such as placing the Trust and Old Mutual Funds on the intermediary's sales system or placing the Trust and Old Mutual Funds on the intermediary's preferred or recommended list. The Distributor may also pay intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Trust and Old Mutual Funds, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Funds. Marketing support payments include payments for conferences and seminars, investor and dealer--sponsored events, educating sales personnel of the intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the intermediary. In addition, intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust's logo.

From time to time, the Distributor may also pay "networking fees" to broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust's costs in processing shareholder transactions. These networking fees compensate the broker for its expenses in processing transactions through the clearinghouse. The Trust may pay a portion of the total networking fees paid to a broker.

The Distributor or its affiliates may compensate financial intermediaries differently depending on the nature and extent of the services they provide. Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor may also make non-service, compensation related payments, at its expense, to dealers or other financial intermediaries at an annual rate specified in writing by the Distributor. These payments generally represent a percentage of a qualifying dealer's or intermediary's sales and/or the value of Fund shares within a qualifying dealer's or intermediary's client accounts.

The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the intermediary. The Advisor may also benefit from the Distributor's activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such intermediaries.

PAYMENTS BY THE TRUST

Like the Distributor, the Trust may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

You can find further details in the SAI about these payments and the services provided in return by intermediaries. You can speak to your financial intermediary for more information about the payments made by the Distributor or the Trust to such intermediary. In certain cases, the payments could be significant and may cause a conflict of interest for your intermediary.

FINANCIAL HIGHLIGHTS

Financial highlights are not presented since each Fund is new.

FOR MORE INFORMATION

OLD MUTUAL ADVISOR FUNDS
For investors who want more information about the Funds, the following is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION
Provides more information about each Fund and is incorporated into this Prospectus by reference.

TO OBTAIN THE SAI OR OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES, CONTACT YOUR BROKER, DEALER OR FINANCIAL ADVISOR OR CALL THE FUNDS TOLL-FREE AT
888.744.5050. THE FUNDS SAI IS ALSO AVAILABLE AT
HTTP://WWW.OLDMUTUALCAPITAL.COM.

Reports and other information about Old Mutual Advisor Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about Old Mutual Advisor Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

A description of the guidelines that the Funds or the Advisor/Sub-Advisors use to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 888.744.5050; and (ii) on the SEC's website at http://www.sec.gov; and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge (a) at http://www.OldMutualCapital.com; (b) by calling 888.744.5050; and (c) on the SEC's website at http://www.sec.gov. Old Mutual Advisor Funds has adopted a Code of Ethical Conduct pursuant to section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Ethical Conduct upon request by calling 888.744.5050 or by visiting http://www.OldMutualCapital.com.

INVESTMENT ADVISOR
Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600
Denver, CO 80237

INVESTMENT SUB-ADVISORS
Clay Finlay Inc.
200 Park Avenue
New York, NY  10166

Acadian Asset Management, Inc.
One Post Office Square, 20th Floor
Boston, MA  02109

DISTRIBUTOR
Old Mutual Investment Partners
4643 South Ulster Street, Suite 600
Denver, CO 80237

Website: www.OldMutualCapital.com
Shareholder Services:      888.744.5050
Investment Professionals:  888.772.2888

SEC FILE NUMBER

811-21587

____-PRO _/05

PRIVACY NOTICE

PROTECTING YOUR PERSONAL INFORMATION


The Old Mutual Advisor Funds has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.

Occasionally, we may disclose this information to companies that perform services for the Old Mutual Advisor Funds, such as other financial institutions with whom we have joint marketing agreements, or to the Old Mutual Advisor Funds' proxy solicitors. These companies may only use this information in connection with the services they provide to the Old Mutual Advisor Funds, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order or regulatory inquiry. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to "opt out" if you did not want information to be released.

We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.

[Not part of the prospectus]

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER___, 2005


                    TO THE FOLLOWING INVESTMENT PORTFOLIOS OF


                            OLD MUTUAL ADVISOR FUNDS


                        OLD MUTUAL CLAY FINLAY CHINA FUND
                  OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND
                      OLD MUTUAL INTERNATIONAL EQUITY FUND



                          CLASS A, CLASS C, CLASS Z AND
                               INSTITUTIONAL CLASS


                               INVESTMENT ADVISOR:
                            OLD MUTUAL CAPITAL, INC.








This Statement of Additional Information ("SAI") is not a prospectus. It supplements and should be read in conjunction with the current Prospectuses for the Old Mutual Advisor Funds (the "Trust") listed above. To obtain a copy of the Trust's Prospectuses, semiannual and annual reports, please visit
WWW.OLDMUTUALCAPITAL.COM or call 888-744-5050.

                                TABLE OF CONTENTS

                                                                           PAGE
INTRODUCTION..................................................................6
INVESTMENT OBJECTIVES, POLICES AND RESTRICTIONS...............................6
FUNDAMENTAL INVESTMENT RESTRICTIONS...........................................6
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.......................................6
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........6
RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS.......................17
INVESTMENT COMPANY SHARES....................................................21
ILLIQUID INVESTMENTS.........................................................22
RESTRICTED SECURITIES........................................................22
REPURCHASE AGREEMENTS........................................................22
MORTGAGE-BACKED SECURITIES...................................................23
VARIABLE AND FLOATING RATE INSTRUMENTS.......................................25
WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES..................................25
ZERO COUPON BONDS............................................................25
SECURITIES LENDING...........................................................25
SHORT SALES..................................................................26
SMALL AND MEDIUM CAPITALIZATION STOCKS.......................................27
OVER-THE-COUNTER ("OTC") MARKET..............................................27
INVESTMENTS IN TECHNOLOGY COMPANIES..........................................27
INITIAL PUBLIC OFFERINGS ("IPOs")............................................27
SENIOR LOANS.................................................................28
STRUCTURED NOTES.............................................................28
STEP COUPON BONDS (STEPS)....................................................28
TENDER OPTION BONDS..........................................................28
PAY-IN-KIND (PIK) SECURITIES.................................................29
MORTGAGE DOLLAR ROLLS........................................................29
MUNICIPAL LEASE OBLIGATIONS..................................................29
INVERSE FLOATERS.............................................................29
REAL ESTATE INVESTMENT TRUSTS ("REITs")......................................29
INTER-FUND LOANS.............................................................30
INVESTMENT LIMITATIONS.......................................................30
TEMPORARY DEFENSIVE POSITIONS................................................30
FUND TURNOVER................................................................31
PORTFOLIO HOLDINGS DISCLOSURE POLICY.........................................31
TRUSTEES AND OFFICERS OF THE TRUST...........................................31
5% AND 25% SHAREHOLDERS......................................................37
THE ADVISOR..................................................................37
THE SUB-ADVISORS.............................................................39
LITIGATION INVOLVING THE ADVISOR'S AFFILIATE.................................47
THE DISTRIBUTOR..............................................................48
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................50
OTHER SERVICE PROVIDERS......................................................50
THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS..........................50
CUSTODIAN....................................................................51
COUNSEL AND INDEPENDENT PUBLIC ACCOUNTING FIRM...............................51
FUND TRANSACTIONS............................................................51
DESCRIPTION OF SHARES........................................................53
VOTING RIGHTS................................................................53
PURCHASES, REDEMPTIONS AND PRICING OF SHARES.................................53
PURCHASES....................................................................54
MINIMUM INVESTMENT...........................................................57

GENERAL INFORMATION REGARDING PURCHASES......................................57
REDEMPTIONS..................................................................58
REDEMPTION FEES..............................................................60
REDEMPTION BY WIRE...........................................................60
SHAREHOLDER INQUIRIES AND SERVICES OFFERED...................................60
SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS........................61
EXCHANGE PRIVILEGES..........................................................61
TAX-SHELTERED RETIREMENT PLANS...............................................62
OTHER SPECIAL ACCOUNTS.......................................................63
MINIMUM ACCOUNT SIZE.........................................................64
DETERMINATION OF NET ASSET VALUE.............................................64
TAXES........................................................................64
CREDIT RATINGS................................................................1
PROXY VOTING POLICIES.........................................................1

--------------------------------------------------------------------------------
                            OLD MUTUAL ADVISOR FUNDS
--------------------------------------------------------------------------------

Old Mutual Advisor Funds (the "Trust"), which was created as a Delaware statutory trust on May 26, 2004, is registered with the Securities and Exchange Commission ("SEC") as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Old Mutual Clay Finlay China Fund ("China Fund"), Old Mutual Clay Finlay Emerging Markets Fund ("Emerging Markets Fund") and Old Mutual International Equity Fund ("International Equity Fund") (each a "Fund" and collectively, the "Funds") are series of the Trust. There are 6 other series funds in the Trust ("Old Mutual Funds"). Those funds are covered by a separate statement of additional information.

Shareholders may purchase shares of the Funds through four separate classes:
Class A, Class C, Class Z and Institutional Class shares. Each class has the same voting rights and privileges as the other share classes of a Fund, except that (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class may be subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are not permitted between the various share classes but only among the same class; and (v) each class has exclusive voting rights with respect to matters affecting only that class. Except for these differences, each class share of a Fund represents an equal proportionate interest in a Fund. See "Description of Shares." No investment in shares of a Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this SAI are defined in the Funds' Prospectus.

Old Mutual Capital, Inc. (the "Advisor") serves as the investment advisor to the Funds. The Advisor selects and recommends, subject to the approval of the Board of Trustees, one or more sub-advisors ("Sub-Advisors") to manage the Funds' investment portfolios. The Advisor has engaged Acadian Asset Management, Inc. ("Acadian") as a sub-advisor to the International Equity Fund and Clay Finlay Inc. ("Clay Finlay") as a sub-advisor to the China Fund, Emerging Markets Fund and International Equity Fund.

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
--------------------------------------------------------------------------------

The investment objective of each Fund is fundamental and may not be changed without approval by the holders of a majority of such Fund's outstanding voting shares. The investment objective of each Fund is set forth below. However, each Fund cannot guarantee that this investment objective will be realized.

FUND                                                                INVESTMENT OBJECTIVE
---                                                                 --------------------
Old Mutual Clay Finlay China Fund                                   Long-term capital appreciation
Old Mutual Clay Finlay Emerging Markets Fund                        Long-term capital appreciation
Old Mutual International Equity Fund                                Long-term capital appreciation

The China Fund will not change its strategy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are organized under the laws of China, Hong Kong and Taiwan; are primarily traded on China, Hong Kong or Taiwan exchanges; or derive at least 50% of their revenues from business activities in China, Hong Kong or Taiwan, but which are listed and traded elsewhere without providing China Fund shareholders at least 60 days' advance notice. The Emerging Markets Fund will not change its strategy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by companies in emerging market countries without providing Emerging Markets Fund shareholders at least 60 days' advance notice. The International Equity Fund will not change its strategy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers without providing International Equity Fund shareholders at least 60 days' advance notice.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of a Fund. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

Several of these fundamental investment restrictions include the defined term "1940 Act Laws, Interpretations and Exemptions." This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Fund.

1. The Emerging Markets Fund and International Equity Fund (the "International Funds") are each a "diversified company" as defined in the 1940 Act. This means that the International Funds will not purchase the securities of any issuer if, as a result, the International Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. The China Fund is a non-diversified company as defined in the 1940 Act. Notwithstanding the foregoing, each Fund is permitted to purchase the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions. Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. No Fund may borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions. Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. No Fund may underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended ("1933 Act").

4. a. No International Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, the International Funds will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

In applying the limitations on investments in an industry, the International Funds use industry classifications based, where applicable, on information published by Standard & Poor's, FactSet Research Systems, Inc., Bloomberg L.P. and Bridge Information Systems, and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made in the exercise of its reasonable discretion.

         b. The China Fund is a region fund and concentrates its investments in certain industries or groups of industries included within the sectors in which the China Fund invests.

5. No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal,or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. No Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. No Fund may make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Funds from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning their assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests. Please refer to Non-Fundamental Investment Restriction number 4 for further information.

8. A Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Except for borrowing under Fundamental Investment Restriction number 2, the foregoing determinations will be made at the time of the purchase of a security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Funds also have adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders.

1. A Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established, by the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the International Funds' fundamental restriction regarding issuer diversification, the International Funds will not, with respect to 75% of each International Fund's total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the International Fund would hold more than 10% of the outstanding voting securities of that issuer.

The China Fund is a non-diversified portfolio. This means that, with respect to at least 50% of the China Fund's total assets, the China Fund will not invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities), and will not purchase more than 10% of the outstanding voting securities of any single issuer.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or current and future funds advised by the Advisor or an affiliate of the Advisor as well as portfolios of other registered investment companies whose investment advisor is controlling, controlled by or under common control with the Advisor ("Affiliated Funds") on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Fund may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

4. In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33-1/3% of its total assets and may lend money to other Affiliated Funds, on such terms and conditions as the SEC may require in an exemptive order on which the Fund may rely.

5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

A Fund may (i) purchase securities of other investment companies as permitted by
Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other , subject to the terms and conditions of any exemptive order issued by the SEC on which the Fund may rely.

All the foregoing percentages will be determined and apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

--------------------------------------------------------------------------------
                 ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
                            AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

The Prospectuses discuss the principal investment strategies and risks of the Funds. This section of the SAI supplements the discussions of the Funds' investment strategies and policies discussed in the Prospectuses.

EQUITY SECURITIES

Each Fund may invest in equity securities, including common stocks, preferred stocks and securities convertible into common stocks, such as rights, warrants and convertible debt securities. Equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market.

COMMON STOCKS. Common stocks are securities that represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are not always entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock,and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

RIGHTS AND WARRANTS. Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. A right is an instrument granting rights to existing shareholders of a corporation to subscribe to shares of a new issue of common stock at below the public offering price before the stock is offered to the public. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Rights and warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of rights and warrants do not necessarily move parallel to the prices of underlying securities. Rights and warrants may be considered speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of a corporation issuing them.

CONVERTIBLE SECURITIES. The Funds may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value," which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values. Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

The Funds may purchase convertible securities and preferred stocks rated in medium and lower categories by Moody's Investor Services, Inc. ("Moodys") or Standard & Poor's ("S&P") (Ba or less by Moody's and BB or less by S&P), but none rated lower than B. The Funds also may invest in unrated convertible securities and preferred stocks if it is believed that they are equivalent in quality to the rated securities that the Funds may buy. (Appendix A to this SAI provides a description of such security ratings.)

The Funds may also create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price or options on a stock index. The Funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than a purchase of a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. Synthetic convertible securities are considered convertible securities for purposes of the Funds' investment policies.

The Funds investments in convertible securities or other securities may generate taxable income, which may be treated differently for income tax and book income purposes. These differences in timing may result in the acceleration of income for income tax purposes, and may result in the recharacterization of capital gains and losses as ordinary income, thereby affecting the amount of required fund distributions.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred shareholders, followed by common shareholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Shareholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o   factors affecting an entire industry, such as increases in production costs;
    and

o changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS. Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership's trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in the Fund's portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

DEBT SECURITIES

The Funds may invest in debt securities. Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

BANKERS' ACCEPTANCE. A banker's acceptance is a time draft drawn by a borrower on a commercial bank, usually relating to an international commercial transaction. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

BANK OBLIGATIONS. The Fund will only invest in a security issued by a commercial bank if the bank:

     o has total assets of at least $1 billion, or the equivalent in other currencies; and

     o is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

     o is a foreign branch of a U.S. bank and the Advisor or Sub-Advisors believe the security is of an investment quality comparable with other debt securities that the Fund may purchase.

CERTIFICATE OF DEPOSIT. A certificate of deposit is a short-term obligation of a bank. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

COMMERCIAL PAPER AND OTHER CASH EQUIVALENTS. Commercial paper is the term for short-term promissory notes issued by corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The creditworthiness of the institution issuing the letter of credit will be considered, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

CORPORATE BONDS. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest and repay the principal amount of the bond or note.

DEMAND INSTRUMENTS. Certain instruments may involve a conditional or unconditional demand feature, which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

GOVERNMENT SECURITIES. Certain federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the U.S. Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private shareholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, and not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, the Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

TIME DEPOSITS. A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES. The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES. The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

PREPAYMENT RISK. This risk affects mainly mortgage-backed and asset-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

EXTENSION RISK. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage or other loan prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed or asset-backed securities may be less effective than other types of debt securities as a means of "locking in" interest rates.

CREDIT RATING. Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Advisor or Sub-Advisors may determine that it is of investment-grade. The Advisor or Sub-Advisors may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Advisor or Sub-Advisors may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Advisor or Sub-Advisors monitor the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

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DERIVATIVE INSTRUMENTS

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond or an underlying economic factor, such as an interest rate or a market benchmark. A Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the SEC and its staff.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). Under exemptive regulations adopted by the CFTC, the Funds will not be registered with or regulated by the CFTC as a commodity pool operator. In connection with this exclusion, each Fund is subject to CFTC special calls for information.

No purchase price is paid or received when the contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain a Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs. In addition, in portfolios investing in fixed income securities, a futures contract may be used to modify the duration of the portfolio or particular securities in the portfolio.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund's current or

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intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. In instances involving the purchase of futures contracts by a Fund, an amount of cash or other liquid assets, equal to the notional value of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian. In instances involving the sale of futures or index futures contracts, the Fund will at all times cover such contracts by maintaining securities underlying such futures contracts, options to acquire offsetting futures contracts, liquid assets and/or securities the price changes of which are, in the opinion of the Advisor or Sub-Advisors, expected to replicate substantially the movement of such futures or index futures contract.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS. Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that a Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by a Fund. When an

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

underlying security is sold from a Fund's securities portfolio, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by a Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. A Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Advisor or Sub-Advisors, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise

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

of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

A Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. A Fund may enter into contracts to write over-the-counter options with primary dealers. A Fund has established standards of creditworthiness for these primary dealers, although the Fund may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, a Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives a Fund an absolute right to repurchase the written option at a pre-established formula price, the

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Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

The Sub-Advisors may invest in futures contracts and options for hedging purposes or for speculative purposes, which may involve a much higher degree of risk.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage and may be considered speculative. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Advisor or Sub-Advisors will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of a Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Funds would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin.

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However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Funds will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that a Fund and clients advised by the Advisor or Sub-Advisors may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that a Fund can write on a particular security.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS

Each Fund primarily invests in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards,

                                       19

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the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability (any of which could affect U.S. investment in foreign countries) and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities, which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could adversely affect the economies of such countries or the value of a Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a Fund will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Advisor), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a discount to their net asset value.

FOREIGN CURRENCY TRANSACTIONS. A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts (often three month contracts) to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisor or Sub-Advisors may enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisor or Sub-Advisors.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency

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

fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, a Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Advisor or Sub-Advisors in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the Advisor or Sub-Advisors anticipate. For example, if a currency's value rose at a time when the Advisor or Sub-Advisors had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Advisor or Sub-Advisors hedge a Fund's currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisor or Sub-Advisors increase a Fund's exposure to a foreign currency and that currency's value declines, the Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Advisor or Sub-Advisors will be advantageous to a Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. ADRs, EDRs and GDRs are considered foreign securities for purposes of the Funds.

INVESTMENT COMPANY SHARES

A Fund may invest in shares of other investment companies (including Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

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ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor or Sub-Advisors determine the liquidity of a Fund's investments and, through reports from the Advisor or Sub-Advisors, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor or Sub-Advisors may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options and non-government stripped fixed-rate mortgage backed securities. Also, the Advisor or Sub-Advisors may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the 1933 Act) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. A Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Advisor or Sub-Advisors to be liquid.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, consumer loans or mortgages or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA and FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC or FNMA and their income streams.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS. Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Fund's assets. A Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the custodian, and a Fund will maintain liquid assets in such accounts in an amount at least equal in value to its commitments to purchase when-issued securities. A Fund uses segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed, and zero coupon bonds may require it to sell certain of its securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

Each Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Fund lends its securities, it will follow the following guidelines:

o the borrower must provide collateral at least equal to the market value of the securities loaned;

o the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government;

o the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

o    the Fund must be able to terminate the loan at any time;

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

o the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

o    the Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, a Fund could:

o lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

o    experience delays in recovering its securities.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from someone else to deliver it to the buyer. The Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

A Fund typically sells securities short to:

o    take advantage of an anticipated decline in prices; or

o    protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  A Fund will not short sell a security if:

o after giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

o the market value of the securities of any single issuer that have been sold short by the Fund would exceed 2% of the value of the Fund's net assets; and

o such securities would constitute more than 2% of any class of the issuer's securities.

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Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (i) the market value of the securities sold short at the time they were sold short; and (ii) any cash or liquid securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in a Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER ("OTC") MARKET

The Funds may invest in OTC stocks. In contrast to the securities exchanges, the OTC market is not a centralized facility that limits trading activity to securities of companies that initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which a Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

INVESTMENTS IN TECHNOLOGY COMPANIES

The Funds may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law and regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPOS")

The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund depending on its size. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Funds for investing, particularly as a Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders.

                                       27

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A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

SENIOR LOANS

Senior loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior loans in which a Fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The senior loans in a Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of senior loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

A Fund may invest in structured notes, including "total rate of return swaps," with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as senior loans.

STEP COUPON BONDS (STEPS)

A Fund may invest in debt securities, which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. With respect to each Fund, the Advisor or Sub-Advisors will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

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PAY-IN-KIND (PIK) SECURITIES

A Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MORTGAGE DOLLAR ROLLS

A Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, a Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. A Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive a Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by the Fund from the transaction.

MUNICIPAL LEASE OBLIGATIONS

A Fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

INVERSE FLOATERS

A Fund may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversifiedand are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain an exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

INTER-FUND LOANS

The Funds may lend uninvested cash up to 15% of their net assets to Affiliated Funds and the Funds may borrow from other Affiliated Funds to the extent permitted under a Fund's investment restrictions. If a Fund has borrowed from other Affiliated Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other Affiliated Funds. The ability of the Funds to lend its securities to other Affiliated Funds is subject to certain other terms and conditions contained in an exemptive order issued to affiliates of the Trust and the Advisor.

INVESTMENT LIMITATIONS

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, the Funds expect to be invested in its primary investments, as described above. However, for temporary defensive purposes, when the Sub-Advisors determine that market, economic, political or other conditions warrant, a Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

FUND TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by a Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Portfolio holdings information related to the Funds, including the top holdings, will be made available to the general public, at www.OldMutualCapital.com, fifteen calendar days after the end of each calendar quarter. The Funds' portfolio holdings as of a period end are publicly disclosed four times per year with the SEC on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website, at www.sec.gov. Service providers that have contracted to provide services to the Trust (including the custodian, administrator, sub-administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, counsel to the Trust, the Trust's auditors, and certain others) and which require portfolio holdings information in order to perform those services may receive Fund holdings information prior to and more frequently than the public disclosure of such information ("non-standard disclosure"). These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to the Advisor or the Trust, provided that the service is related to the investment advisory services that the Advisor provides to the Trust.

Non-standard disclosure of portfolio holdings may only be made subject to the following conditions:

o a written request for non-standard disclosure must be submitted to and approved in writing by either the Advisor's chief compliance officer, general counsel or chief investment officer;

o    the request must relate to an appropriate business purpose; and

o the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between the Advisor and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

The Board of Trustees has approved this portfolio holdings disclosure policy and must approve any material change to the policy. In addition, the Advisor regularly presents to the Board a list of recipients, if any, of non-standard disclosure of portfolio holdings information. In no event shall the Trust, Advisor, Sub-Advisors or any other entity receive any compensation in connection with the disclosure of the Funds' portfolio holdings.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Board and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------------
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
                                                                               NUMBER OF FUNDS
                                          TERM OF                                   IN THE
                                          OFFICE*                              OLD MUTUAL FUND
                        POSITION(S)     AND LENGTH                                 COMPLEX
      NAME AND              HELD          OF TIME    PRINCIPAL OCCUPATION(S)     OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE            WITH THE TRUST     SERVED      DURING PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
John R. Bartholdson   Trustee           Trustee      Chief Financial                  35         The Triumph Group, Inc.,
(Age: 61)                               since 2004   Officer, The Triumph                        PBHG Insurance Series
                                                     Group, Inc.                                 Fund, ING Clarion Real
                                                     (manufacturing).                            Estate Income Fund, and
                                                                                                 ING Clarion Global Real
                                                                                                 Estate Income Fund.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
Walter W. Driver,     Trustee           Trustee      Chairman, King &                 9          Total Systems Services,
Jr. (Age: 60)                           since 2005   Spalding LLP (law firm).                    Inc.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
Robert M. Hamje       Trustee           Trustee      Retired; President and           9          TS&W/Claymore
(Age: 63)                               since 2004   Chief Investment                            Tax-Advantaged Balanced
                                                     Officer, TRW Investment                     Fund; Old Mutual/
                                                     Management Company                          Claymore Long-Short Fund.
                                                     (investment management),
                                                     1984-2003.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
Jarrett B. Kling      Trustee           Trustee      Managing Director, ING           9          Hirtle Callaghan Trust;
(Age: 62)                               since 2004   Clarion Real Estate                         ING Clarion Real Estate
                                                     Securities (investment                      Income Fund, ING Clarion
                                                     advisor).                                   Global Real Estate Income
                                                                                                 Fund and ING Clarion.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
L. Kent Moore         Chairman of the   Trustee      Managing Director, High          9          TS&W/Claymore
(Age: 49)             Board and         since 2004   Sierra Energy, LP,                          Tax-Advantaged Balanced
                      Trustee                        since October 2004;                         Fund.
                                                     Portfolio Manager,
                                                     Janus Capital (money
                                                     management May
                                                     2000-August 2002).
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------


----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

----------------------------------------------------------------------------------------------------------------------------
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------

                                                                               NUMBER OF FUNDS
                                          TERM OF                                   IN THE
                                          OFFICE*                              OLD MUTUAL FUND
                        POSITION(S)     AND LENGTH                                 COMPLEX
      NAME AND              HELD          OF TIME    PRINCIPAL OCCUPATION(S)     OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE            WITH THE TRUST     SERVED      DURING PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------
David J. Bullock**    Trustee           Trustee      Director, President and          9          Liberty Ridge Capital,
(Age: 49)                               since 2004   Chief Executive                             Inc., Old Mutual Capital,
                                                     Officer, Old Mutual                         Inc., Old Mutual
                                                     Capital, Inc., since                        Investment Partners, Old
                                                     2004. President and                         Mutual Fund Services and
                                                     Director, Liberty Ridge                     Old Mutual Shareholder
                                                     Capital, Inc., since                        Services, Inc.
                                                     July 2003. Chief
                                                     Executive Officer,
                                                     Liberty Ridge Capital,
                                                     Inc.; Trustee and Chief
                                                     Executive Officer, Old
                                                     Mutual Investment
                                                     Partners; Trustee, Old
                                                     Mutual Fund Services
                                                     and Director, Old
                                                     Mutual Shareholder
                                                     Services, Inc., since
                                                     November 2003.
                                                     President, PBHG
                                                     Insurance Series Fund,
                                                     since November 2003.
                                                     Chief Operating
                                                     Officer, Liberty Ridge
                                                     Capital, Inc., July
                                                     2003-March 2004.
                                                     President and Chief
                                                     Executive Officer,
                                                     Transamerica Capital,
                                                     Inc., 1998-2003.
--------------------- ----------------- ------------ ------------------------- ----------------- ---------------------------

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

** Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Advisor.

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------

                                                     TERM OF
                                                     OFFICE* AND
                                 POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME AND AGE                     WITH THE TRUST      TIME SERVED     DURING PAST FIVE YEARS
-------------------------------- ------------------- --------------- ----------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------
David J. Bullock                 President and       Since 2004      Director, President and Chief Executive Officer, Old
(Age: 49)                        Chief Executive                     Mutual Capital, Inc., since 2004. President and
                                 Officer                             Director, Liberty Ridge Capital, Inc., since July 2003.
                                                                     Chief Executive Officer, Liberty Ridge Capital, Inc.;
                                                                     Trustee and Chief Executive Officer, Old Mutual
                                                                     Investment Partners; Trustee, Old Mutual Fund Services
                                                                     and Director, Old Mutual Shareholder Services, Inc.,
                                                                     since November 2003. President, PBHG Insurance Series
                                                                     Fund, since November 2003. Chief Operating Officer,
                                                                     Liberty Ridge Capital, Inc., July 2003-March 2004.
                                                                     President and Chief Executive Officer, Transamerica
                                                                     Capital, Inc., 1998-2003.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Mark E. Black                    Treasurer, Chief    Since 2004      Chief Financial Officer, Chief Administrative Officer,
(Age: 45)                        Financial Officer                   Executive Vice President and Treasurer, Old Mutual
                                 and Controller                      Capital, Inc., since July 2004.  Chief Financial Officer
                                                                     and Chief Administrative Officer, Old Mutual Investment
                                                                     Partners, since 2004.  Senior Vice President and Chief
                                                                     Financial Officer, Transamerica Capital, Inc., April
                                                                     2000-June 2004.  Chief Financial Officer, Coldwell
                                                                     Banker Moore & Company (Denver Metro) (formerly Moore
                                                                     and Company Realtor), 1997-March 2000.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Andra C. Ozols                   Vice President      Since 2005      Executive Vice President, Secretary and General Counsel,
(Age: 44)                        and Secretary                       Old Mutual Capital, Inc., since June 2005.  Executive
                                                                     Vice President (2004 to 2005), General Counsel and Secretary
                                                                     (2002 to 2005 and January 1998 to October 1998) of ICON
                                                                     Advisors, Inc.; Vice President (2002 to 2004) of ICON
                                                                     Advisors, Inc.; Director of ICON Management & Research (June
                                                                     2003 to 2005); Executive Vice President (2004 to 2005),
                                                                     General Counsel and Secretary (2002 to 2005) of ICON
                                                                     Distributors, Inc.; Vice President (2002 to 2004) of ICON
                                                                     Distributors, Inc.; Executive Vice President and Secretary
                                                                     of ICON Insurance Agency, Inc. (2004 to 2005). Vice
                                                                     President (1999 to 2002) and Assistant General Counsel
                                                                     (October 1998 to February 2002), Founders Asset Management
                                                                     LLC. Branch Chief (1993 to 1995) and Enforcement Attorney
                                                                     (1990 to 1995 and 1996 to 1998) U.S. Securities and
                                                                     Exchange Commission.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------
James F. Lummanick               Vice President      Since 2005      Senior Vice President and Chief Compliance Officer, Old
(Age: 57)                        and Chief                           Mutual Capital, Inc., Old Mutual Investment Partners,
                                 Compliance Officer                  Old Mutual Fund Services, Inc. and Old Mutual
                                                                     Shareholder Services, Inc., since 2005.  Senior Vice
                                                                     President and Director of Compliance, Calamos Advisors
                                                                     LLC, 2004-2005.  Vice President and Chief Compliance
                                                                     Officer, Invesco Funds Group, 1996-2004.
-------------------------------- ------------------- --------------- ----------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------

                                                     TERM OF
                                                     OFFICE* AND
                                 POSITION(S) HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)
NAME AND AGE                     WITH THE TRUST      TIME SERVED     DURING PAST FIVE YEARS
-------------------------------- ------------------- --------------- ----------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Kenneth R. Naes                  Assistant           Since 2005      Vice President, Old Mutual Fund Services, since August
(Age: 40)                        Treasurer                           2004.  Senior Vice President, Product Development,
                                                                     Transamerica Capital, Inc./AEGON USA, April 1992-May
                                                                     2004.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
-------------------------------- ------------------- --------------- ----------------------------------------------------------
William P. Schanne               Assistant           Since 2004      Fund Administration Associate, Old Mutual Fund Services
(Age: 32)                        Treasurer                           and Liberty Ridge Capital, Inc., since August 2001.
                                                                     Assistant Treasurer, PBHG Funds, since December 2001.
                                                                     Fund Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                     Accountant, PFPC, Inc., 1998-999.
-------------------------------- ------------------- --------------- ----------------------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

The Board of Trustees is responsible for major decisions relating to each Fund's investment goals, policies, strategies and techniques. The Board also oversees the operations of the Trust by its officers and various service providers as they affect the Funds, but they do not actively participate in the day-to-day operation of or decision making process related to the Funds. The Board has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are John Bartholdson, Walter Driver, Robert Hamje, Jarrett Kling and Kent Moore, comprising all the disinterested Trustees of the Trust.

The Nominating and Compensation Committee selects and nominates those persons for membership on the Board of Trustees who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. During the fiscal period from commencement of the Trust's operations (September 24, 2004) to July 31, 2005, the Nominating and Compensation Committee held [___] meeting. The Nominating and Compensation Committee will consider nominees recommended in writing by shareholders (other than shareholders recommendations of himself or herself). A shareholder may submit a request in writing to the Trust in accordance with the Shareholder Communication Procedures, which are accessible at WWW.OLDMUTUALCAPITAL.COM.

The Audit Committee, among other things, oversees the financial reporting process for the Trust and monitors the Trust's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the Trust's Board of Trustees and evaluates the independent audit firm's performance, costs, and financial stability. During the fiscal period from commencement of the Trust's operations (September 24, 2004) to July 31, 2005, the Audit Committee held [___] meetings.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of Old Mutual Funds , owned by each Trustee as of December 31, 2004. However, the Board of Trustees has adopted a policy goal pursuant to which each Trustee plans to invest the equivalent of one year's retainer fees in one or more Old Mutual Funds within three years from the commencement of operations.

--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES IN THE
                                         DOLLAR RANGE OF EQUITY                OLD MUTUAL FUND COMPLEX OVERSEEN
        NAME OF TRUSTEE                  SECURITIES IN THE FUNDS                        BY THE TRUSTEES
-------------------------------- -------------------------------------- --------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
John R. Bartholdson              None                                   None
-------------------------------- -------------------------------------- --------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
Walter W. Driver, Jr.*           N/A                                    N/A
-------------------------------- -------------------------------------- --------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
Robert M. Hamje                  None                                   None
-------------------------------- -------------------------------------- --------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
Jarrett B. Kling                 None                                   None
-------------------------------- -------------------------------------- --------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
L. Kent Moore                    None                                   Over $100,000
-------------------------------- -------------------------------------- --------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
David J. Bullock                 None                                   Over $100,000
-------------------------------- -------------------------------------- --------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                          SECURITIES IN ALL REGISTERED INVESTMENT
                                                                                     COMPANIES IN THE
                                         DOLLAR RANGE OF EQUITY            OLD MUTUAL FUND COMPLEX OVERSEEN
        NAME OF TRUSTEE                  SECURITIES IN THE FUNDS                       BY THE TRUSTEES
-------------------------------- -------------------------------------- --------------------------------------------
-------------------------------- -------------------------------------- --------------------------------------------
       David J. Bullock                          None                                  Over $100,000
-------------------------------- -------------------------------------- --------------------------------------------

* Mr. Driver commenced service as a Trustee in May 2005.

Each current Trustee of the Trust received the following compensation during the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005:

--------------------------------- ----------------------- -------------------- ----------------- -------------------------
                                                              PENSION OR
                                                              RETIREMENT
                                        AGGREGATE          BENEFITS ACCRUED       ESTIMATED      TOTAL COMPENSATION FROM
        NAME OF PERSON,             COMPENSATION FROM      AS PART OF TRUST    ANNUAL BENEFITS   TRUST AND TRUST COMPLEX
            POSITION                      TRUST                EXPENSES        UPON RETIREMENT     PAID TO TRUSTEES***
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
John R. Bartholdson,                      [___]                   N/A                N/A                  [____]
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
--------------------------------- ----------------------- -------------------- ----------------- -------------------------

David J. Bullock,                         [____]                  N/A                N/A                   $-0-
Trustee*
--------------------------------- ----------------------- -------------------- ----------------- -------------------------

--------------------------------- ----------------------- -------------------- ----------------- -------------------------
                                                              PENSION OR
                                                              RETIREMENT
                                        AGGREGATE          BENEFITS ACCRUED       ESTIMATED      TOTAL COMPENSATION FROM
        NAME OF PERSON,             COMPENSATION FROM      AS PART OF TRUST    ANNUAL BENEFITS   TRUST AND TRUST COMPLEX
            POSITION                      TRUST                EXPENSES        UPON RETIREMENT     PAID TO TRUSTEES***
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
Walter W. Driver, Jr.**                   [____]                  N/A                N/A                   N/A
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
Robert M. Hamje,                          [____]                  N/A                N/A                  [____]
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
Jarrett B. Kling,                         [____]                  N/A                N/A                  [____]
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
--------------------------------- ----------------------- -------------------- ----------------- -------------------------
L. Kent Moore,                            [____]                  N/A               N/A                   [____]
Trustee
--------------------------------- ----------------------- -------------------- ----------------- -------------------------

* Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

**   Mr. Driver commenced service as a Trustee in May 2005.

*** Compensation expenses are allocated pro rata based on the relative net assets of the Funds.

Prior to September 1, 2005, each Trustee received an annual retainer of $________ plus $________ for each in-person Board of Trustees meeting and $________ for each in-person and telephonic Committee meeting. The amounts in the table reflect annual amounts that have been pro rated for the fiscal period from commencement of operations (September 24, 2004) to July 31, 2005. These amounts also reflect payments for meetings actually attended during this period.

Effective September 1, 2005, each Trustee will receive an annual retainer of $30,000 plus $1,000 for each in-person Board of Trustees meeting and $500 for each in-person and telephonic Committee meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee will receive annually an additional $10,000 and $5,000, respectively.

5% AND 25% SHAREHOLDERS

As of the date of this SAI, the Advisor owned 100% of each Fund. No other persons were the record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund. Persons owning of record or beneficially 25% or more of the outstanding share class of each Fund may be deemed to be a controlling person of that Fund for purposes of the 1940 Act.

The Trustees and Officers of the Trust collectively owned none of the outstanding shares of the Funds on ____________, because the public offering of shares has not yet commenced.

THE ADVISOR

The Trust and Old Mutual Capital, Inc. have entered into an investment advisory agreement with respect to the Funds (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Advisor's liability, but also provides that the Advisor will not be protected against any liability to the Trust or the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc, a London-listed international financial services firm ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom.

Old Mutual Fund Services, the Trust's administrator (the "Administrator"), is a wholly owned subsidiary of the Advisor (see "The Administrator" for more details on Old Mutual Fund Services). Old Mutual Investment Partners, the Trust's distributor, (the "Distributor") is also a wholly owned subsidiary of the Advisor (see "The Distributor" for more details on Old Mutual Investment Partners). The Advisor was organized in 2004 and is a subsidiary of Old Mutual
(US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual. The principal business address of the Advisor is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. Acadian and Clay Finlay are wholly owned subsidiaries of OMUSH (see "The Sub-Advisors" for more details on Acadian and Clay Finlay).

The Advisory Agreement obligates the Advisor to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Advisor to pay its overhead and employee costs and the compensation and expenses of all its partners, officers, and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Advisor is not responsible for other expenses of operating the Trust. From time to time, the Advisor or a company under common control with the Advisor may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Advisor or
(ii) by the Advisor at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Advisor is entitled to an annual fee, which is calculated daily and paid monthly, equal to ___% of each Fund's average daily net assets.

In addition, in the interest of limiting the expenses of the Funds during the current fiscal year, the Advisor has signed an expense limitation contract with the Trust on behalf of the Funds ("Expense Limitation Agreement") pursuant to which, with respect to the Class A, Class C, Class Z and Institutional Class shares, the Advisor has agreed to waive a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans and Service Plan, with respect to Class A and Class C, sales charges, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of a Fund's business) as set forth in the table below (the "Expense Limitation").

                                                                                       EXPENSE LIMITATION(1)

                                                                                                                  INSTITUTIONAL
                                                                                      CLASS C       CLASS Z           CLASS
                              FUND                                 CLASS A SHARES      SHARES        SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual International Equity Fund                                    ___%            ___%          ___%             ___%

----------------
(1) Reimbursement by a Fund of the advisory fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of a Fund to exceed the Expense Limitation. Consequently, no reimbursement by the Fund will be made unless: (i) a Fund's total annual expense ratio is less than the Expense Limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (ii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis. Moreover, in accordance with the terms of agreements with the Advisor and the Administrator, whereby, to the extent that the Advisor defers advisory fees or absorbs operating expenses of a Fund, the Advisor may seek payment of such deferred fees or reimbursement of such absorbed expenses within three fiscal years after the fiscal year in which fees were deferred or expenses were absorbed, the actual expenses charged to a Fund may exceed these limits.

THE SUB-ADVISORS

Acadian Asset Management, Inc.

The Trust, on behalf of the International Equity Fund, and Acadian have entered into a sub-advisory agreement with Acadian. The sub-advisory agreement provides certain limitations on Acadian's liability, but also provides that Acadian will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the sub-advisory agreement for the International Equity Fund, Acadian is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of the International Fund managed by Acadian, which is computed and paid monthly at an annual rate of ___% of the average daily net assets so managed.

A team of investment professionals is primarily responsible for investing the assets of the International Equity Fund managed by Acadian. The following summarizes the experience of each of these portfolio managers.

--------------------------------------------- ------------------------------------------------------------------------
NAME AND TITLE                                EXPERIENCE
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dr. Gary L. Bergstrom                         Mr. Bergstrom founded Acadian in 1977. He has over 30 years of
Chairman                                      continuous experience in global investing. Mr. Bergstrom started the
                                              Putnam International Fund in 1977. He has published pioneering research on international equity investing and holds a Ph.D from
                                              Massachusetts Institute of Technology.
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
NAME AND TITLE                                EXPERIENCE
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ronald D. Frashure                            Mr. Frashure has been with Acadian since March 1988.  He has over 30
President                                     years of investment experience.  Prior to Acadian, Mr. Frashure spent
and Co-Chief Investment Officer               17 years at Putnam as Director of Asset Allocation, managing more than
                                              $1 billion in assets.  Mr. Frashure plays a key role in investment research and quantitative management at Acadian.  He has published numerous papers and articles on international investing issues.  Mr.
                                              Frashure holds a B.A. from Massachusetts Institute of Technology and a
                                              MBA from Harvard Business School.  He is a Chartered Financial
                                              Analyst, a former director of the Boston Security Analysts Society and a member of the Boston Committee on Foreign Relations.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Chisholm                              Mr. Chisholm has been with Acadian since July 1987.  He has over 17
Executive Vice President                      years of investment experience.  Mr. Chisholm is responsible for
and Co-Chief Investment Officer               oversight of portfolio management and research efforts at Acadian.
                                              Prior to Acadian, Mr. Chisholm was a systems engineer at Draper
                                              Laboratories and an analyst for State Street Bank and Trust.  He holds a B.S. and a M.B.A. from Massachusetts Institute of Technology and is a Chartered Financial Analyst and a member of the Boston Security
                                              Analysts Society.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dr. Charles Wang                              Dr. Wang has been with Acadian since 2000. He is senior portfolio
Senior Vice President,                        Co-Director of manager research and responsible for Acadian's
and co-director of                            research agenda and model development. Prior to joining Acadian,
Research and Portfolio Manager                Dr. Wang worked as a senior quantitative equity analyst for a number of investment firms, including Putnam Investments. His professional career has included work on stock valuation, country selection, currency forecasting, as well as strategic research on active/passive investments and index construction. Dr. Wang also brings a distinguished academic background in mathematics and finance to bear on professional asset management. Dr. Wang holds a
                                              B.S. in mathematics from Beijing University, and a M.S. from the
                                              University of Massachusetts and a Ph.D from Yale's School of
                                              Management.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian K. Wolahan                              Mr. Wolahan has been with Acadian since March 1990.  Mr. Wolahan is
Senior Vice President                         responsible for developing and applying quantitative techniques to the
and Co-Director of Research                   evaluation of markets and securities at Acadian.  Prior to Acadian,
and Portfolio Manager                         Mr. Wolahan worked for Bank of New England and Mars Inc.  He holds a
                                              B.A. from Lehigh University and a M.B.A. from Massachusetts
                                              Institute of Technology and is a Chartered Financial Analyst and a
                                              member of the Boston Security Analysts Society.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Raymond F. Mui                                Mr. Mui has been with Acadian since July 1991.  Mr. Mui specializes in
Senior Vice President                         the development of investment strategies for the developed and
and Portfolio Manager                         emerging equity markets for Acadian.  Prior to Acadian, Mr. Mui was a member of the senior technical staff at Hughes Aircraft.  He holds degrees from the University of Michigan and California State
                                              University, and a M.B.A. from Boston University.
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
NAME AND TITLE                                EXPERIENCE
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard O. Barry                              Mr. Barry is the managing director of the Singapore Office of
Senior Vice President and                     Acadian.  He has 10 years of investment experience and is focused on
Portfolio Manager                             portfolio management, trading and client service.  Mr. Barry is a
                                              Chartered Financial Analyst with a degree from Providence College.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Matthew J. Cohen                              Mr. Cohen has been with Acadian since October 1994.  Mr. Cohen manages
Senior Vice President and                     investment processes and data at Acadian and plays a key role in
Portfolio Manager                             investment research.  Mr. Cohen holds a B.S. from Rensselaer
                                              Polytechnic Institute and a M.B.A. from Boston University and is a
                                              Chartered Financial Analyst.
--------------------------------------------- ------------------------------------------------------------------------


COMPENSATION. [Acadian compensates the Fund's portfolio managers for their management of the assets of the Fund managed by Acadian. Acadian's portfolio manager's compensation consists of an industry competitive base salary, discretionary bonusand equity distributions. The portfolio manager's discretionary bonus is based on the overall performance of Acadian, in terms of profitability. In addition, because the portfolio managers are equity owners of Acadian, the portfolio managers may receive equity distributions of any remaining profits of the Sub-Advisor that are outside the discretionary bonus pool.]

Clay Finlay Inc.

The Trust, on behalf of the Fund, and the Advisor have entered into a sub-advisory agreement with Clay Finlay on behalf the Funds. The sub-advisory agreement provides certain limitations on Clay Finlay's liability, but also provides that Clay Finlay will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the services provided and expenses incurred pursuant to the sub-advisory agreement for the Funds, Clay Finlay is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Fund managed by Clay Finlay, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate of ___% of the average daily assets so managed.

A team of investment professionals is primarily responsible for investing the assets of the Fund managed by Clay Finlay. The following summarizes the investment experience of each of these investment professionals.

--------------------------------------------- ------------------------------------------------------------------------
NAME AND TITLE                                EXPERIENCE
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert C. Schletter, CFA                      Joined Clay Finlay in 1984.  Member of the Investment Policy Committee
Chief Investment Officer                      and has been Chief Investment Officer or Co-Chief Investment Officer since March 2003.  Graduated from Northwestern University with a B.S.
                                              in 1974; received a M.B.A. from Colgate Darden School of Business
                                              Administration, University of Virginia in 1979.  Chartered Financial
                                              Analyst since 1982.  Before joining Clay Finlay, Mr. Schletter was a
                                              Senior Vice President and Portfolio Manager at Morgan Guaranty Trust
                                              (New York) from 1981-1984, and a Securities Analyst from 1979-1981.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carol Franklin, CFA                           Joined Clay Finlay in 2004.  Member of the Investment Policy
Senior Portfolio Manager                      Committee.  Graduated from Smith College with a B.A. in 1975; received a M.B.A. from Columbia University in 1980.  Chartered Financial
                                              Analyst since 1985.  Before joining Clay Finlay, Ms. Franklin was a
                                              Managing Director, Head of Global Equity Selection Team at Deutsche
                                              Asset Management, in 2001 and 2002; was a Managing Director, Global
                                              Equity Group at Scudder Kemper Investments, from 1981-2001; and an
                                              Associate at Bank of America.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gregory M. Jones, CFA                         Joined Clay Finlay in 1995.  Member of the Investment Policy
Senior Portfolio Manager                      Committee.  Graduated from Duke University with a B.A. in 1981;
                                              received a M.B.A. from University of Chicago in 1993.  Chartered
                                              Financial Analyst since 1988.  Before joining Clay Finlay, Mr. Jones was a Portfolio Manager, Analyst with The Northern Trust Co. in
                                              Chicago and Dean Witter Reynolds and a Credit Analyst with Riggs
                                              National Bank.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Begun                                 Joined Clay Finlay in 2001.  Graduated from Binghamton University with
Portfolio Manager,                            a B.S.; received a M.A. in Economics from Brooklyn College; received a
Senior Research Analyst                       M.B.A. from Bernard M. Baruch. Before joining Clay Finlay, Mr.
                                              Begun was a Managing Director with Horizon Asset Management, Equity
                                              Portfolio Manager, Vice President of Orbitex Group of Funds,
                                              Institutional Equity Portfolio Manager at The Bank of New York,
                                              Associate Consultant at Evaluation Associates and Senior Corporate
                                              Financial Analyst at Marsh & McClennan Companies.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Kwong                                Joined Clay Finlay in 2000.  Graduated from London School of Economics
Portfolio Manager,                            with a B.Sc.  Before joining Clay Finlay, Ms. Kwong was a Vice
Senior Research Analyst                       President with Merrill Lynch in New York, and Economic and
                                              Investment Analyst with Maybank Securities in Kuala Lumpur.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lauren C. Lambert, CFA                        Joined Clay Finlay in 2002.  Graduated from New York University with a
Portfolio Manager,                            B.A.; received a M.A. from New York University.  Before joining Clay
Senior Research Analyst                       Finlay, Ms. Lambert was a Portfolio Manager with Scudder Stevens &
                                              Clark in New York, Investment Analyst with US Trust Company of NY and
                                              Drexel Burnham Lambert.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven Miller                                 Joined Clay Finlay in 2001.  Graduated from University of Michigan
Portfolio Manager,                            with a B.B.A.; received a M.B.A. from Kellogg Graduate School of
Senior Research Analyst                       Management. Before joining Clay Finlay, Mr. Miller was a Sr.
                                              Global Equity Portfolio Manager at Fiduciary Trust Company in New
                                              York and Global Equity portfolio manager at Vital Insurance in
                                              Oslo, Norway.
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
NAME AND TITLE                                EXPERIENCE
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Miwa Seki                                     Joined Clay Finlay in 1997.  Graduated from Keio University with a
Portfolio Manager,                            B.A.; received a M.B.A. from Harvard University.  Before joining Clay
Senior Research Analyst                       Finlay, was with Morgan Stanley Japan Ltd, Smith Barney, and Dentsu in
                                              Tokyo.
--------------------------------------------- ------------------------------------------------------------------------


COMPENSATION.  [TO BE INSERTED.]

FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

--------------------------------------- --------------------------- ------------------------------------------------------
                                        NAME                                 DOLLAR RANGE OF SHARES OF THE FUNDS*
--------------------------------------- --------------------------- ------------------------------------------------------
--------------------------------------- --------------------------- ------------------------------------------------------
              ACADIAN ASSET             Dr. Gary L. Bergstrom                                       None
            MANAGEMENT, INC.
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Ronald D. Frashure                                          None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        John R. Chisholm                                            None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Dr. Charles Wang None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Brian K. Wolahan                                            None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Raymond F. Mui                                              None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Richard O. Berry                                            None
--------------------------------------- --------------------------- ------------------------------------------------------

--------------------------------------- --------------------------- ------------------------------------------------------
                                        NAME                                 DOLLAR RANGE OF SHARES OF THE FUNDS*
--------------------------------------- --------------------------- ------------------------------------------------------
--------------------------------------- --------------------------- ------------------------------------------------------
           CLAY FINLAY INC.             Matthew J. Cohen                                           None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Robert C. Schletter, CFA                                   None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Carol Franklin, CFA                                        None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Gregory M. Jones, CFA                                      None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Richard Begun                                              None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Jennifer Kwong                                             None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Lauren C. Lambert, CFA                                     None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Steven Miller                                              None
                                        --------------------------- ------------------------------------------------------
                                        --------------------------- ------------------------------------------------------
                                        Miwa Seki                                                  None
--------------------------------------- --------------------------- ------------------------------------------------------

         * As of the date of this SAI, the Funds have not commenced operations.


OTHER ACCOUNTS. As of June 30, 2005, the portfolio managers are responsible for the day-to-day management of certain other accounts, in addition to the Funds, as follows:

----------------------- ------------------------------ ---------------------------------- ------------------------------
                           REGISTERED INVESTMENT
                                  COMPANIES             OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
----------------------- ------------------------------ ---------------------------------- ------------------------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
                          NUMBER OF                       NUMBER OF                          NUMBER OF
         NAME              ACCOUNTS      TOTAL ASSETS      ACCOUNTS        TOTAL ASSETS      ACCOUNTS      TOTAL ASSETS
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Dr. Gary L. Bergstrom        [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Ronald D. Frashure           [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
John R. Chisholm             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Dr. Charles Wang             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Brian K. Wolahan             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Raymond F. Mui               [__]           [__]             [__]             [__]             [__]           [__]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Richard O. Berry             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Matthew J. Cohen             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Robert C. Schletter, CFA     [__]           [__]             [__]             [__]             [__]           [__]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Carol Franklin, CFA          [__]           [__]             [__]             [__]             [__]           [__]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Gregory M. Jones, CFA        [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------

----------------------- ------------------------------ ---------------------------------- ------------------------------
                        REGISTERED INVESTMENT      OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
                                  COMPANIES
----------------------- ------------------------------ ---------------------------------- ------------------------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
                          NUMBER OF                        NUMBER OF                        NUMBER OF
         NAME               ACCOUNTS     TOTAL ASSETS       ACCOUNTS       TOTAL ASSETS      ACCOUNTS      TOTAL ASSETS
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Richard Begun
                             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Jennifer Kwong
                             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Lauren C. Lambert, CFA
                             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Steven Miller
                             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------
Miwa Seki
                             [--]           [--]             [--]             [--]             [--]           [--]
----------------------- --------------- -------------- ----------------- ---------------- --------------- --------------


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

The sub-advisory agreements between the Trust, Advisor and Sub-Advisors (collectively, the "Sub-Advisory Agreements") obligate the Sub-Advisors to: (i) manage the investment operations of the Funds and the composition of the Funds' investment portfolio, including the purchase, retention and disposition thereof in accordance with each Fund's investment objective, policies and limitations;
(ii) provide supervision of the Fund's assets and to determine from time to time what investments and securities will be purchased, retained or sold on behalf of each Fund and what portion of each Fund's assets managed will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of each Fund and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectuses or as the Board of Trustees or the Advisor may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreements after the first two years must be specifically approved at least annually (i) by the Board of Trustees or by vote of a majority of the outstanding voting securities of each Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreements may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of each Fund; (ii) by the Advisor at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties; or (iii) by the Sub-Advisors at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreements will also terminate automatically in the event of their assignment (as defined in the 1940 Act).

CONSIDERATIONS OF THE BOARD IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND THE SUB-ADVISORY AGREEMENTS. The Board approved the Investment Advisory Agreement and the Sub-Advisory Agreements (collectively, the "Agreements") for the Funds on [____], 2005. In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Advisor and

Sub-Advisors, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by the independent legal counsel with respect to its deliberations. In considering the fairness and reasonableness of the agreements, the Board reviewed numerous factors, with respect to each Fund separately, including the following:

     o  the nature of the services to be provided under the Agreements;

     o the requirements of each Fund for the services provided by the Advisor and Sub-Advisors;

     o  the quality of the services expected to be provided;

     o  fees payable for the services;

     o  projected total expenses of each Fund;

     o the commitment of the Advisor to cap certain Fund expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that Advisor may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed;

     o the expected profitability of the Advisor and Sub-Advisors with respect to their relationship with each Fund;

     o soft-dollar and other service benefits received by the Advisor, including, sources of revenue to affiliates of the Advisor from the Fund through administration fees and website services fees;

     o the economies of scale available to the Administrator through SEI as sub-administrator;

     o capabilities and financial condition of the Advisor and the Sub-Advisors; and

     o  current economic and industry trends.

Current management fees were reviewed in the context of the Advisor's anticipated profitability. In addition, the Board reviewed an analysis prepared by the Advisor in consultation with an independent third party, comparing each Fund's expected expense ratio and advisory fee with comparable mutual funds.

The Board considered the fact that the total expenses of ___% of the China Fund's Institutional shares (after waiver or reimbursement) were lower than ___ funds in the peer group and higher than ___ funds in the peer group. The Board also considered the fact that the total expenses of ___% of the Emerging Markets Fund's Institutional shares (after waiver or reimbursement) were lower than ___ funds in the peer group and higher than ___ funds in the peer group. Finally, the Board considered the fact that the total expenses of ___% of the International Equity Fund's Institutional shares (after waiver or reimbursement) were lower than ___ funds in the peer group and higher than ___ funds in the peer group.

The Board relied upon the Advisor's representation, based upon advice of an independent consultant, that each peer group discussed above was a fair, reasonable and balanced presentation of a comparable peer group for each Fund.

The Board reviewed additional information provided by the Advisor and the Sub-Advisors. Following extended discussions concerning this information, the Board determined that the Agreements were consistent with the best interests of each Fund and future shareholders. The Board, including all of the Trustees who were not "interested persons" of the Fund, voting separately, unanimously approved the Agreements on the basis of the foregoing review and discussions. The Board concluded, among other things:

     o the level of fees to be charged to each Fund was comparable to the fees charged by other investment advisors and investment sub-advisors to other funds with similar investment strategies and therefore reasonable, considering the additional services to be provided by the Advisor and Sub-Advisors;

     o the fact that the Advisor was willing voluntarily to defer its fees and reimburse expenses to reduce Fund expenses indicated a high level of commitment on the part of the Advisor;

     o the Sub-Advisors' personnel were experienced and possessed significant experience in managing particular asset classes;

     o the Advisor and Sub-Advisors demonstrated their commitment to providing sufficient resources regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience; and

     o the Advisor and Sub-Advisors appeared to have overall high quality in terms of its personnel, operations, financial condition, investment management capabilities, methodologies and performance.

LITIGATION INVOLVING THE ADVISOR'S AFFILIATE

The following describes material legal proceedings involving Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"). Liberty Ridge Capital is a wholly owned subsidiary of OMUSH. Accordingly, Liberty Ridge is an affiliate of the Advisor. Liberty Ridge is an investment sub-advisor to the Old Mutual Asset Allocation Conservative Fund, Old Mutual Asset Allocation Balanced Fund, Old Mutual Asset Allocation Moderate Growth Fund and Old Mutual Asset Allocation Growth Fund ("Asset Allocation Funds"). None of the legal proceedings described below relate to the Trust.

In June 2004, Liberty Ridge Capital reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and the New York Attorney General (the "NYAG") with respect to PBHG Funds, a registered investment company for which Liberty Ridge Capital acted as investment advisor. If certain terms and undertakings in the NYAG settlement are not met, the NYAG settlement stipulates that Liberty Ridge Capital shall promptly terminate its management of PBHG Funds. In this event, PBHG Funds' Board of Trustees would be required to seek new management or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), the PBHG Funds, Liberty Ridge Capital, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge Capital and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees of the PBHG Funds, the removal of Liberty Ridge Capital as investment advisor of the PBHG Funds, the removal of PBHG Fund Distributors as distributor of PBHG Funds' shares, rescission of the management and other contracts between PBHG Funds and the defendants and rescission of the PBHG Funds' 12b-1 Plan.

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against Liberty Ridge Capital, as well as numerous unrelated mutual fund complexes and financial institutions (the "WVAG Litigation"). PBHG Funds was not named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia, alleges that Liberty Ridge Capital permitted short-term trading in excess of PBHG Funds' disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time PBHG Funds. The WVAG alleges the foregoing violated the West Virginia Consumer Credit and Protection Act (W. Va. Code ss. 46A-1-101, et seq.) and is seeking injunctions; civil monetary penalties; a writ of quo warrant against the defendants for their alleged improper actions; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies (such actions, together with the Civil Litigation and the WVAG Litigation, the "Litigation").

At this stage of the Litigation, Liberty Ridge Capital believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge Capital, PBHG Funds or any named defendant. In the event PBHG Funds incurs any losses, costs or expenses in connection with such lawsuits, PBHG Funds' Board of Trustees may pursue claims on behalf of the affected portfolios against any party that may have liability to PBHG Funds in respect thereof. While it is currently too early to predict the result of the Litigation, Liberty Ridge Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the PBHG Funds or the Trust. However, Liberty Ridge Capital is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Asset Allocation Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Asset Allocation Funds.

In addition, if Liberty Ridge Capital is unsuccessful in its defense of the WVAG Litigation, it could be barred from serving as an investment advisor for any investment company registered under the 1940 Act. Such results could affect the ability of Liberty Ridge Capital or any company that is an affiliated person of Liberty Ridge Capital, including the Advisor and Sub-Advisors, from serving as an investment advisor to any registered investment company, including the Old Mutual Funds. The Funds have been informed by Liberty Ridge Capital that, if these results occur, Liberty Ridge Capital will seek exemptive relief from the SEC to permit Liberty Ridge Capital and its affiliates to continue to serve as advisor and sub-advisors to the PBHG Funds and the Old Mutual Funds. There is no assurance that such exemptive relief will be granted.

THE DISTRIBUTOR

Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The principal business address of the Distributor is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of the Funds to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of the Funds to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of the Funds and (ii) 0.75% of the average net asset value of the Class C shares of the Funds, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current Prospectus or this SAI with respect to Class A and Class C shares, and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distribution fees and Class C shares are authorized to pay the maximum amount of distribution fees.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board of Trustees on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, sub-administrator, Advisor or Sub-Advisors may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

Because the Funds are new, no compensation was paid to the Distributor for distribution services regarding any Class of shares for the fiscal year ended July 31, 2005, as no Fund shares were sold during that period.

From time to time, the Distributor or a company under common control with the Distributor may make payments to intermediaries, such as broker-dealers, who support the sale of Fund shares through administrative or recordkeeping support services or marketing support.

As of the effective date of this SAI, the Distributor or a company under common control with the Distributor have not paid any fees to intermediaries in connection with administrative, recordkeeping support and/or marketing services provided to the Funds' shares.

As of the effective date of this SAI, the Funds made no payments to intermediaries in connection with recordkeeping and support (i.e., sub-transfer agency and other administrative services provided to the Funds' shares).

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and Old Mutual Fund Services entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and the Funds' business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Advisor, was organized as a Pennsylvania business trust and has its principal place of business at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each series portfolio of the Trust, including the Funds. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (i) a fee based on the average daily net assets of the Trust and the PBHG Funds and the PBHG Insurance Series Fund of: (A) 0.0165% of the first $10 billion, plus (B) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (ii) a fee based on the aggregate number of series portfolio of the Trust, PBHG Funds and PBHG Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per fund, depending on the total number of funds. The Sub-Administrative Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Because the Funds are new, no compensation was paid to the Administrator for the fiscal year ended July 31, 2005.

OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., (the "Transfer Agent") P.O. Box 219398, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Funds. Old Mutual Shareholder Services, Inc. ("OM SSI"), an affiliate of the Advisor, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between OM SSI and the Administrator. The principal place of business of OM SSI is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's transfer agent for providing these services to shareholders investing directly in the Trust.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services ("Third-Party Services") relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements. These Third-Party Services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated prospectuses, other communications regarding the Trust and related services as the Trust or the beneficial owners may reasonably request. From time to time, the Trust may also pay networking fees to broker-dealers who help offset account maintenance and statement and transaction processing costs by utilizing the Networking function of the National Securities Clearing Corporation (NSCC). See the section entitled "The Distributor" for the amounts of payments by the Trust to specific intermediaries for sub-transfer agency and other administrative services.

CUSTODIAN

Wachovia Bank, N.A. (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities, and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as counsel to the Trust. PricewaterhouseCoopers, LLP, _________, Denver, Colorado, ___, serves as the independent registered public accountants of the Trust.

FUND TRANSACTIONS

The Advisor and Sub-Advisors are authorized to select brokers and dealers to effect securities transactions for the Funds. The Advisor and Sub-Advisors will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Advisor and Sub-Advisors generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Advisor and Sub-Advisors seek to select brokers or dealers that offer the Funds best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Advisor and Sub-Advisors may then consider selecting a broker or dealer for one of the following reasons: (i) receipt of research or brokerage execution products and services and (ii) receipt of other services which are of benefit to a Fund. In the case of securities traded in the over-the-counter market, the Advisor and Sub-Advisors expect normally to seek to select primary market makers.

The Advisor and Sub-Advisors may, consistent with the interests of a Fund, select brokers on the basis of the research services they provide to the Advisor or Sub-Advisors. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.

Information so received by the Advisor or Sub-Advisors will be in addition to and not in lieu of the services required to be performed by the Advisor or Sub-Advisors under the Agreements. If, in the judgment of the Advisor or Sub-Advisors, a Fund or other accounts managed by the Advisor or Sub-Advisors will be benefited by supplemental research services, the Advisor and Sub-Advisors are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Advisor or Sub-Advisors will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Advisor or Sub-Advisors will find all of such services of value in advising a Fund.

Each Fund may request that the Advisor or Sub-Advisors direct the Fund's brokerage to offset certain expenses of the Fund. The Advisor or Sub-Advisors will attempt to fulfill directed brokerage subject to achieving best execution. Although the Advisor or Sub-Advisors attempt to satisfy each Fund's direction requests, there can be no guarantee that it will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause a Fund to pay a higher rate of commission than might otherwise have been available had the Advisor or Sub-Advisors been able to choose the broker or dealer to be utilized.

By directing a portion of a Fund's generated brokerage commissions, the Advisor and Sub-Advisors may not be in a position to negotiate brokerage commissions on the Fund's behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the best price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Advisor or Sub-Advisors. In cases where a Fund has instructed the Advisor or Sub-Advisors to direct brokerage to a particular broker or dealer, orders for the Fund may be placed after brokerage orders for accounts that do not impose such restrictions.

Consistent with the Conduct Rules of NASD, Inc. ("NASD"), Rule 12b-1(h) under the 1940 Act and subject to seeking best execution and in accordance with policies and procedures adopted by the Board of Trustees, Advisor or Sub-Advisors may select broker-dealers to execute Fund portfolio transactions that promote or sell the Funds' shares. Those policies and procedures are reasonably designed to prevent the Advisor's or Sub-Advisors' personnel from taking into account such promotion or sale of Fund shares and shares of any other mutual fund it advises in selecting broker-dealers to execute the Funds' portfolio transactions. Neither the Trust, Advisor or Sub-Advisors nor Distributor may enter into any agreement or other understanding under which the Trust directs, or is expected to direct, portfolio securities transactions to a broker or dealer in consideration for such promotion or sale of such shares.

The Board of Trustees, Advisor, Sub-Advisors and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The Codes of Ethics allow trades to be made in securities that may be held by the Funds. However, they prohibit a person from taking advantage of trades of shares of a Fund or from acting on inside information. In addition, the Board of Trustees reviews and approves the Codes of Ethics of the Advisor, Sub-Advisors and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Advisor's, Sub-Advisors' and Distributor's Codes of Ethics during the previous year.

PROXY VOTING. The Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") to determine how to vote proxies relating to portfolio securities. The Guidelines are attached to this SAI as Exhibit B. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Funds investments. The Guidelines generally assign proxy voting responsibilities for the Funds to the Advisor or Sub-Advisors. Also included in Exhibit B to this SAI are the proxy voting policies for the Advisor and Sub-Advisors.

DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for each Fund and may create additional portfolios and additional classes of the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares of each Fund are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of a Fund and all assets in which such consideration is invested would belong to the Fund and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles a shareholder to one vote for each share held by the shareholder. Shareholders of each Fund will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Funds will be voted on only by shareholders of the affected Funds. Shareholders of the Old Mutual Funds will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular class of the Trust will vote separately on matters relating solely to such class and not on matters relating solely to any other class or classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Agreement and Declaration of Trust ("Trust Agreement") provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (i) any Trustee may resign or retire; (ii) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (iii) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (iv) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware statutory trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement and By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former Trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

PURCHASES

You may purchase Class A and Class C shares of the Funds through certain brokers, dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of a Fund are offered only to residents of states in which such shares are eligible for purchase.

You may purchase Institutional Class shares of the Funds directly through the Transfer Agent. You may also purchase such shares through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to a Fund's NAV. Shares of a Fund are offered only to residents of states in which such shares are eligible for purchase.

The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Advisor may from time to time recommend to the Board of Trustees that a Fund indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Advisor, the Sub-Advisors and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of a Fund and its shareholders.

INITIAL SALES CHARGES - CLASS A SHARES

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Funds' shares. Class A shares of each Fund are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                                            INVESTOR'S INITIAL SALES CHARGE
                                     ------------------------------------------------------------------------------
                                          AS A PERCENTAGE           AS A PERCENTAGE        DEALER COMMISSION AS A
        AMOUNT OF INVESTMENT IN            OF THE PUBLIC               OF THE NET            PERCENTAGE OF THE
          SINGLE TRANSACTION              OFFERING PRICE            AMOUNT INVESTED            OFFERING PRICE
          ------------------              --------------            ---------------            --------------
    Less than $100,000                         5.75%                     6.10%                      5.00%
    $100,000 but less than $250,000            4.50%                     4.71%                      3.75%
    $250,000 but less than $500,000            3.25%                     3.36%                      2.75%
    $500,000 but less than                     2.00%                     2.04%                      1.75%
    $1,000,000
    $1,000,000 and over                         0%                       0%                         0%


LARGE PURCHASES OF CLASS A SHARES

Investors who purchase $1 million or more of Class A shares of a Fund do not pay an initial sales charge. However, such purchases may be subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within one year after purchase, as described in the Funds' Class A and Class C Prospectus.

CLASS A PURCHASES ELIGIBLE FOR REDUCTIONS OF INITIAL SALES CHARGES

The Class A and Class C Prospectus describes certain programs offered by the Funds to reduce initial sales charges for certain eligible investors. The following information supplements the descriptions in the Class A and Class C Prospectus and further explains the conditions that investors must satisfy to qualify for a reduced initial sales charge under these programs. For purposes of determining the availability of reduced initial sales charges through letters of intent, rights of accumulation and concurrent purchases, the Distributor, in its discretion, may aggregate certain related accounts.

LETTERS OF INTENT

You may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling the terms of a Letter of Intent ("LOI"). The LOI confirms your intention as to the total investment to be made in Class A shares of the Fund within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and are bound by the provisions described below.

Each purchase of Class A shares of a Fund normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Choosing a Share Class" in the Funds' Class A and Class C Prospectus. It is your responsibility at the time of purchase to specify the account number(s) that should be considered in determining the appropriate sales charge. The offering price may be reduced further as described under "Rights of Accumulation" (below) if you advise the Trust of all other accounts at the time of your investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, you may revise your intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) you will pledge and the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, you will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitute and appoint the Transfer Agent as your agent to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI program you wish to cancel the agreement, you must give written notice to the Distributor. If at any time before completing the LOI program you request the Transfer Agent to liquidate or transfer beneficial ownership of your total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Class A shares of the Old Mutual Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which you invest upon such proposed purchase, but also the value of all Class A shares of the Old Mutual Funds that you own, calculated at their then current public offering price. If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money that you are then investing and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if you already own qualifying shares of the Old Mutual Funds with a value of $80,000 and wish to invest an additional $40,000 in one of the Old Mutual Funds with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 4.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Trust with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

CONCURRENT PURCHASES

You may combine purchases of all classes of shares of two or more Old Mutual Funds to qualify for a reduced initial sales charge according to the initial sales charge schedule set forth in the Class A and Class C Prospectus.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares in one of the Old Mutual Funds at the net asset value next computed after receipt by the Distributor of the proceeds to be reinvested. You must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Old Mutual Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. The Funds may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.

If you are assessed a CDSC charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares in any one of the same Old Mutual Funds within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional CDSC upon subsequent redemption. In order to exercise this reinvestment privilege, you must notify the Trust of your intent to do so at the time of reinvestment.

PAYMENTS TO DEALERS

The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1 million: 1.00% on amounts to $5 million, 0.50% on amounts over $5 million to $10 million and 0.25% on amounts over $10 million.

The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The SEC takes the position that dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

The Distributor may pay asset based sales commissions to dealers and institutions who sell Class C shares of the Fund at the time of such sale. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. These payments are recouped by the Distributor through the Class C Distribution Plan and Service Plan. See "The Distributor."

PURCHASES OF CLASS C SHARES

Class C shares of the Funds are sold at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge of 1.00% if redeemed within twelve months.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

MINIMUM INVESTMENT

The minimum initial investment in Class A and Class C shares of the Funds is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with a Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25. Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

For Institutional Class shares of the Funds, the minimum investment will be as follows:

MINIMUM INVESTMENTS                                                     INITIAL                  ADDITIONAL
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Defined Benefit Plans or Platform Sponsors for Defined                 no minimum                no minimum
Contribution Plans
Banks acting in a fiduciary or similar capacity, Collective            $1 million                no minimum
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account, or Foundations and Endowments
Defined Contribution Plans                                            $10 million                no minimum
(Corporate, Non-profit, or Governmental)

GENERAL INFORMATION REGARDING PURCHASES

A purchase order for Class A and Class C shares will be effective as of the day received from your broker, dealer or financial advisor by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order before 4:00 p.m. Eastern Time. Payment may be made by check or readily available funds. The price per share you will pay to invest in the Fund is its public offering price next calculated after the Transfer Agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Funds.

In order for your Class A or Class C shares purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the transfer agent so that you may receive the same day's net asset value.

Class Z shares are available for purchase or exchange only for those Class Z shareholders of the Old Mutual Funds who acquired their Class Z shares through a reorganization of another mutual fund into a series of the Trust.

You may purchase Institutional Class shares of the Funds directly through the Transfer Agent. The price per share you will pay to invest in a Fund is its NAV next calculated after the Transfer Agent or other authorized representative accepts your order.

Each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

You may also purchase Institutional Class shares of the Funds through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to a Fund's NAV.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of a Fund or its shareholders to accept such an order.

REDEMPTIONS

You may sell (redeem) Class A and Class C shares in your account by contacting your investment broker-dealer or financial institution. Your broker-dealer or financial institution may charge you a fee for this service. The redemption price of Class A shares and Class C shares subject to a CDSC will be reduced by any applicable contingent deferred sales charge. The CDSC may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the CDSC will be deducted from the redemption proceeds.

Redemption orders received by the transfer agent prior to 4:00 p.m. Eastern Time on any business day will be effective that day. The redemption price of shares is the NAV of the Fund next determined after the redemption order is effective less any applicable deferred sales charge. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

You may sell (redeem) Institutional Class shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days. Also, if a Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. Generally, the Funds will not charge any fees to redeem your shares. Your broker-dealer or other financial institution may charge you a service fee for handling redemption transactions.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's NAV.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act by which it has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1.00% of the net asset value of a Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Advisor, the Sub-Advisors, the Administrator, the Sub-Administrator, the Transfer Agent, and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

CDSCS APPLICABLE TO REDEMPTIONS OF CLASS A SHARES

A CDSC applies to purchases of $1 million or more of Class A shares of a Fund that are redeemed within 12 months of the date of purchase. This charge will be based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1.00% of all purchases of $1 million or more. In determining whether a CDSC is payable, and the amount of any such CDSC, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such CDSC will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

CDSC EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

     o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

     o on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

     o on exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

     o on purchases subject to the reinstatement privilege (see "Purchases, Redemptions, and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

     o on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

CDSC APPLICABLE TO REDEMPTIONS OF CLASS C SHARES

Class C shares may be redeemed on any business day at the NAV next determined following receipt of the redemption order, less a 1.00% (subject to change) CDSC. No CDSC will be imposed (i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares.

In determining whether a CDSC is applicable, it will be assumed that a redemption is made: first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than one year from the date such shares were purchased; and fourth, of shares held less than one year from the date such shares were purchased. The applicable CDSC will be applied against the lesser of the value of the shares redeemed or the total original cost of the redeemed shares.

CDSC EXCEPTIONS FOR PURCHASES OF CLASS C SHARES

The CDSC on Class C shares may be waived:

     o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

     o upon the death or post-purchase disability of the shareholder or plan participant;

     o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2;

     o on redemptions through a systematic withdrawal plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10.00% of the value of the shareholder's investment in Class C shares at the time the shareholder elects to participate in the systematic withdrawal plan; or

     o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

REDEMPTION FEES

See the Prospectuses for details of any redemption fee.

REDEMPTION BY WIRE

The transfer agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Fund by Federal Reserve wire on federal holidays restricting wire transfers.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about a Fund or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below,

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

the Transfer Agent receives your notification to discontinue such service(s) at least 10 days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Fund at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in a Fund despite its fluctuating NAV through regular purchases of a fixed dollar amount of shares in that Fund. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when the Fund's NAV is relatively low and fewer shares being purchased when the Fund's NAV is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction) from your designated checking or savings account. Your systematic investment in the Fund designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan provides a convenient way for you to receive current income while maintaining your investments in a Fund. The systematic withdrawal plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund to your designated checking or savings account on a monthly, quarterly or semi-annual basis. The systematic withdrawal plan also provides the option of having a check mailed to the address of record for your account(s). In order to start a plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to federal funds, you may exchange some or all of your shares for shares of the same Class of the other Old Mutual Funds currently available to the public. See the "Trading Guidelines" section of the Prospectuses for limitations on exchanges.

Generally, you may exchange your shares for shares of the same class of other Old Mutual Funds at NAV. Class A shares of a Fund may be exchanged for Class A shares of any of the other Old Mutual Funds at relative net asset value without payment of sales charges. See "Purchases and Redemptions of Shares - Initial Sales Charges - Class A Shares."

EXCHANGE OF SHARES SUBJECT TO A CDSC

If you exchange shares that are subject to a CDSC, the exchange transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the Funds may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plan, and 401(k) and 403(b) plans are available to investors in a Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (i) establishing a new traditional IRA; or (ii) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Old Mutual Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be); however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

Traditional and Roth IRA Contribution Limits:

                Tax Years                   Max. Annual Contribution
                2001                        $2,000
                2002-2004                   $3,000
                2005-2007                   $4,000
                2008                        $5,000
                2009-2010                   Indexed to Inflation

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

The law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                Year                        Limit
                2002-2005                   $500
                2006-2010                   $1,000

The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) COVERDELL EDUCATION SAVINGS ACCOUNTS ("ESAS") (FORMERLY EDUCATION IRAS). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software, and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please contact your broker, dealer,or financial advisor.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of the Fund is based on the NAV attributable to such class. The Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of that class. NAV is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on any business day. Once a Fund reaches a certain asset size, its NAV will be listed in the mutual fund section of most major daily newspapers, including THE WALL STREET JOURNAL.

The securities of each Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Fund for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

TAXES

Information set forth in the Prospectuses that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Fund. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this SAI

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is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from "qualified publicly traded partnerships" (the "Income Requirement"). Income derived from a partnership (other than a qualified publicly traded partnership) or a trust shall be treated as satisfying the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if realized by the regulated investment company in the same manner as realized by the partnership or trust. As a consequence of this rule and the one described above relating to certain qualified publicly traded partnerships, substantially all income derived from publicly traded partnerships will satisfy the Income Requirement.

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund's net investment in the transaction and: (i) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (ii) the transaction is a straddle within the meaning of Section 1092 of the Code; (iii) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (iv) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (i) prior inclusions of ordinary income items from the conversion transaction; and (ii) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the

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character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable) if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used; (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto); or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floor and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors

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and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

A Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a "QEF"), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, if it invests in marketable stock of a PFIC, a Fund may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund's adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Under Treasury Regulations, solely for purposes of Code Sections 1291 through 1298, a Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If a Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (i) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC stock; (ii) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level); (iii) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (a) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (b) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period; and
(iv) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, a Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer) and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or in securities of one or more "qualified publicly traded partnerships". Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the

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shareholders as dividends to the extent of a Fund's current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction ("DRD"), in the case of corporate shareholders; or
(ii) treatment as "qualified dividend income," in the case of noncorporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company: (i) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (ii) excludes foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes such gains and losses in determining the company's ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to noncorporate shareholders as long-term capital gains (a "qualified dividend"), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by a Fund are less than 95% of the Fund's gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by a Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (i) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days, in the case of certain preferred stock) during the 121-day period (181-day period, in the case of certain preferred stock) beginning on the date that is 60 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which a Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) if the noncorporate shareholder fails to meet the holding period requirements set forth in (i) with respect to its shares in a Fund to which the dividend is attributable; or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with

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respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by the Fund from a foreign corporation will be qualified dividends if (i) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States (ii) the foreign corporation is incorporated in a possession of the United States; or
(iii) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid or the preceding taxable year, is a PFIC.

Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% DRD for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on a Fund's various share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by a Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (i) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days, in the case of certain preferred stock) during the 90-day period (180-day period, in the case of certain preferred stock) beginning on the date that is 45 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which a Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option or of an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund; or (ii) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder's taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the

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tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. If more than 50% of the value of a Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to pass through to the Fund's shareholders the amount of foreign taxes paid by the Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credit rules.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another series portfolio of the Trust). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has failed to provide a correct taxpayer identification number; (ii) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly; or (iii) who has failed to certify to a Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund (including pursuant to a systematic withdrawal plan or exchange of shares of a Fund for shares of one of the other Old Mutual Funds in an amount equal to the difference between the proceeds of the sale or redemption and the

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shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (discussed above in connection with the DRD for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (i) incurs a sales load in acquiring shares of a Fund; (ii) disposes of such shares less than 91 days after they are acquired; and (iii) subsequently acquires shares of a Fund or another Old Mutual Fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

U.S. withholding tax generally would not apply to amounts designated by a Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of the Fund beginning in 2005, 2006, or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to the Fund's qualified net interest income for the year, which is the excess of the sum of the Fund's qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of a Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year).

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign noncorporate shareholder, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

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

EFFECT OF FUTURE LEGISLATION, LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends,and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

EXHIBIT A

CREDIT RATINGS

Moody's Investors Service, Inc.

                                            LONG-TERM OBLIGATION RATINGS

A                Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa               Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A                Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B                Obligations rated B are considered speculative and are subject to high credit risk. Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                               SHORT-TERM RATINGS

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following three designations to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime 1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation.

Not Prime        Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated Prime-1 or Prime-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard & Poor's Ratings Services

                         LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated `BB', `B', `CCC', `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC An obligation rated `CC' is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy

                         SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
               A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

               B-1. A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

               B-2. A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors. B-3. A short-term obligation rated
               'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Fitch Ratings

                     INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE


BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                   Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Notes:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' category or to categories below 'CCC'.

'NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

                     INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                  Default.  Denotes actual or imminent payment default.

Notes:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

EXHIBIT B

PROXY VOTING POLICIES

                            OLD MUTUAL ADVISOR FUNDS

Proxy Voting Guidelines

Revised 23 June 2004
Approved 8 July 2004

These Proxy Voting Guidelines (the "Guidelines") are being adopted by the Board of Trustees of the Old Mutual Advisor Funds (the "Trust") in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the "Rule"). The Trust recognizes that proxies have an economic value and in voting proxies, and seeks to maximize the value of its investments and its shareholders' assets. The Trust believes that the voting of proxies is an economic asset that has direct investment implications. Moreover, the Trust believes that each portfolio's investment adviser or sub-adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, the Trust generally assigns proxy voting responsibilities to the investment managers responsible for the management of each respective Trust portfolio. In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages a Trust portfolio that invests in voting securities. If an investment adviser to a Trust portfolio who invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 1940 , that adviser will be required to follow these Guidelines.

Disclosure of General Proxy Voting Guidelines

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of a portfolio's assets.

The Trust's guidelines as they relate to certain common proxy proposals are summarized below along with the Trust's usual voting practice. As previously noted, an adviser or sub-adviser to the Trust will only be required to follow these Guidelines if they do not have a proxy voting policy which complies with applicable regulatory requirements.

Board of Directors

o The Trust generally votes FOR proposals: (1) requesting board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent, and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

o The Trust generally votes AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; and (7) require two candidates per board seat.

o The Trust will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

Approval of Independent Auditors

o The Trust generally votes FOR proposals seeking to ratify the selection of auditors.

o The Trust will evaluate on a case-by-case basis proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

Shareholder Rights

o The Trust generally votes FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; (3) lower supermajority shareholder vote requirements; and (4) give the board the ability to amend the by-laws in addition to shareholders.

o The Trust generally votes AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) give the board exclusive authority to amend by-laws.

o The Trust will evaluate on a case-by-case basis proposals that adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

o The Trust generally votes FOR proposals: (1) to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or by-law amendments or otherwise restrict a company's ability to make greenmail payments.

o The Trust generally votes AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; and (5) requesting to opt in or out of state takeover statutes.

Corporate Governance

o The Trust generally votes FOR proposals: (1) seeking to amend by-laws or charters for housekeeping changes; and (2) regarding reincorporation.

o The Trust will evaluate on a case-by-case basis proposals requesting a change in a company's state of incorporation.

Capital Structure

o The Trust generally votes FOR proposals seeking to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

o The Trust generally votes AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and
(4) create a new class of common stock with superior voting rights.

o The Trust will evaluate on a case-by-case basis proposals seeking to: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding "going private" transactions; (9) regarding private placements; and (10) regarding recapitalizations.

Executive and Director Compensation

o The Trust generally votes FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an employee stock option plan ("ESOP") or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; (8) asking the company to expense stock options; (9) seeking to simply amend shareholder approved compensation plans to comply with Omnibus Budget Reconciliation Act of 1987 ("OBRA laws"); (10) seeking to add performance goals to existing compensation plans to comply with OBRA laws; and (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of examining compensation under OBRA laws.

o The Trust generally votes AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; and (8) by shareholders regarding all other executive and director pay issues.

Mergers and Corporate Restructurings

o The Trust generally votes FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

o The Trust generally votes AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

o The Trust will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales;
(4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues

o The Trust generally votes FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company's involvement in spaced-based weaponization;
(4) outlining the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

o The Trust generally votes AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company's products; (2) requesting a report on the health and environmental effects of GE ingredients;
(3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company's policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings, as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities, as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting, reporting or publishing in newspapers the company's political contributions; (9) seeking to disallow or restrict the company from making political contributions;
(10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) implementing the China Principles; (12) requesting reports on foreign military sales or offsets;
(13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

o The Trust will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients;
(5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company's operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; and (16) requesting a company to increase the diversity of the board.

o Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and the Trust's vote is cast in a manner that the Trust believes is in the best interest of the applicable Trust portfolio and its shareholders.

Conflicts of Interest

The Trust recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a Trust portfolio, the portfolios themselves will not have a conflict of interest with fund shareholders in the voting of proxies. The Trust expects each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Trust portfolio and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

Disclosure of Proxy Voting Guidelines and Record

The Trust will fully comply with all applicable disclosure obligations under the Rule. These include the following:

[ ] Disclosure in shareholder reports that a description of the Trust's Proxy
    Voting Guidelines are available upon request without charge and information about how it can be obtained (e.g., Trust website, SEC web site, and toll free phone number).

[ ] Disclosure in the Trust's Statement of Additional Information (SAI) the actual policies used to vote proxies.

[ ] Disclosure in shareholder reports and in the SAI that information regarding how the Trust voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

The Trust will file all required reports regarding the Trust's actual proxy voting record on Form N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

The Trust will respond to all requests for guideline descriptions or proxy records within three (3) business days of such request.

Maintenance of Proxy Voting Records

The Trust's administrator, adviser, and/or sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a Trust portfolio as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six (6) years.

Review of Proxy Voting Guideline

This guideline as well as the proxy voting guidelines of all Trust advisers and sub-advisers will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

                            OLD MUTUAL CAPITAL, INC.

PROXY VOTING POLICY

Dated: 6/2004

Introduction

Old Mutual Capital, Inc. ("OM Capital") recognizes that proxies have an economic value. In voting proxies, OM Capital requires that each sub-adviser it engages seeks to maximize the economic value of clients' assets by casting votes in a manner that it believes to be in the best interest of the affected client(s). Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets. When voting proxies, sub-advisers are to adhere to this Policy, their internal proxy voting policy and any written guidelines or instructions from clients.

PROXY OVERSIGHT COMMITTEE

OM Capital has established a Proxy Oversight Committee (the "Committee"), consisting of the Investment Officer, General Counsel, and Chief Compliance Officer. The Committee is primarily responsible for:

[ ] Approving OM Capital's Proxy Voting Policy (the "Policy") and related Procedures;

[ ]  Reviewing the proxy voting policies of sub-advisers;

[ ]  Acting as a resource for sub-advisers on proxy matters, when requested.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION

OM Capital's Committee reviews each sub-adviser's policies and procedures for identifying and resolving material conflicts of interest. The Committee also offers to serve as a potential resource for the sub-advisers to access to assist in determining how to resolve material conflicts of interest when voting a proxy for a client of OM Capital, Inc. The sub-advisers are not mandated to use this resource.

DISCLOSURE TO CLIENTS

OM Capital's Form ADV will include a description of this Policy and, upon request; OM Capital will provide clients a copy of the complete Policy. OM Capital will also provide to clients, upon request, information on how their securities were voted.

PROXY VOTING PROCEDURES

SUB-ADVISER PROXY VOTING REPORTS

Each sub-adviser is required to prepare a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material conflict of interest.

Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

o    These policy and procedures, and any amendments thereto;

o    Various reports prepared according to the above procedures; and

o Each written client request for information and a copy of any written response by OM Capital to a client's written or oral request for information.

Each sub-adviser will maintain the records required to be maintained under the federal securities laws.

Dated: 6/2004

                                     PART C
                                OTHER INFORMATION
Item 23.

                Exhibits:
(a) Agreement and Declaration of Trust. Agreement and Declaration of Trust of Old Mutual Advisor Funds dated May 27, 2004. Incorporated herein by reference to Registration Statement Filed June 1, 2004.
           (1) Amendment to Schedule A of the Declaration of Trust as amended May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(b) By-Laws of Old Mutual Advisor Funds. Incorporated herein by reference to Registration Statement filed June 1, 2004.
(c)             Instruments Defining Rights of Security Holders.
           (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust.
           (2)  Articles IV and VI of the Bylaws.
(d)             Investment Advisory Agreement.
           (1) Form of Investment Advisory Agreement dated __________, 2004, by and between the Registrant, on behalf of each fund of the Registrant, and Old Mutual Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (2) Amendment No. 1 dated May 11, 2005 to Schedule A of the Investment Advisory Agreement dated September 7, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (3) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Ibbotson Associates Advisors, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (4) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Acadian Asset Management, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (5) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Analytic Investors, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (6) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.
           (7) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Clay Finlay Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

           (8) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Dwight Asset Management Company. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (9) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Heitman Real Estate Securities LLC. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
          (10) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
          (11) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Provident Investment Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
          (12) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Rogge Global Partners plc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
          (13) Form of Investment Sub-Advisory Agreement dated __________, 2005, by and among the Registrant, Old Mutual Capital, Inc. and Copper Rock Capital Partners, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
          (14) Form of Investment Sub-Advisory Agreement dated __________, 2004, by and among the Registrant, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
          (15) Form of Investment Sub-Advisory Agreement dated __________, 2005, by and among the Registrant, Old Mutual Capital, Inc. and Analytic Investors, Inc. with respect to Old Mutual Analytic Defensive Equity Fund. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(e) Distribution Agreement. Form of Distribution Agreement dated ____________, 2004, by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (1) Amendment No. 1 dated May 11, 2005 to Exhibit A to Distribution Agreement between the Registrant and Old Mutual Investment Partners dated May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(f)             Bonus or Profit Sharing Contracts. Not Applicable.
(g) Custodian Agreement. Form of Mutual Fund Custodian Agreement between the Registrant and Wachovia Bank, N.A. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.

           (1) Amendment No. 1 dated May 11, 2005 to Attachment C of the Mutual Fund Custodian Agreement dated August 2, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(h)             Other Material Contracts.
           (1) Form of Administrative Services Agreement dated __________, 2004, by and between the Registrant and Old Mutual Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (2) Amendment No. 1 dated May 11, 2005 to Schedule A of the Administrative Services Agreement dated September 7, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (3) Form of Sub-Administrative Services Agreement dated __________, 2004, by and between Old Mutual Fund Services and SEI Investments Global Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (4) Amendment No. 1 dated May 11, 2005 to Schedule A of the Sub-Administrative Services Agreement dated August 2, 2004. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (5) Expense Limitation Agreement effective __________, 2004 between the Registrant and Old Mutual Capital, Inc., on behalf of the Funds. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (6) Form of Shareholder Web Services Agreement dated __________, 2004 by and between the Registrant and Old Mutual Fund Services. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004
           (7) Service Plan for the Registrant's Class A and Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (8) Revised Schedule A to the Service Plan for the Registrant's Class A and Class C Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(i) (1) Opinion and consent of Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.
           (2)  Consent of Counsel is attached as an exhibit.
(j) Consent of Auditors. Consent of Auditors is attached as an exhibit.
(k)             Not Applicable.
(l) Letter from Old Capital Inc. dated September 7, 2004 to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.
(m)             Plan under Rule 12b-1.

           (1) Form Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (2) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class A Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (3) Form of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (4) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class C Shares as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(n)             Form of Rule 18f-3 Multiple Class Plan dated July 8, 2004.
                Incorporated herein by reference to the Post-Effective Amendment No. 1 to Registration Statement filed August 11, 2004.
           (1) Revised Schedule A to the Rule 18f-3 Plan as revised May 11, 2005. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(o)             Not Applicable.
(p)             Code of Ethics.
           (1) Code of Ethics of the Registrant. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (2) Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (3) Code of Ethics of Ibbotson Associates Advisors, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (4) Code of Ethics of Acadian Asset Management, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (5) Code of Ethics of Analytic Investors, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (6) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (7) Code of Ethics of Clay Finlay Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.

           (8) Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
           (9) Code of Ethics of Heitman Real Estate Securities LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
          (10) Code of Ethics of Liberty Ridge Capital, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
          (11) Code of Ethics of Provident Investment Counsel. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
          (12) Code of Ethics of Rogge Global Partners PLC. Incorporated herein by reference to the Post-Effective Amendment No. 2 to Registration Statement filed September 24, 2004.
          (13) Code of Ethics of Copper Rock Capital Partners, LLC. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
          (14) Code of Ethics of Thompson, Siegel & Walmsley, Inc. Incorporated herein by reference to the Post-Effective Amendment No. 4 to Registration Statement filed July 27, 2005.
(q)             Other: Trustees' Power of Attorney. Powers of Attorney for John
                R. Bartholdson, David J. Bullock, Robert M. Hamje, Jarrett B. Kling, Walter W. Driver, Jr. and L. Kent Moore. Incorporated herein by reference to the Post-Effective Amendment No. 6 filed September 29, 2005.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any Person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

         Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the By-Laws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION

         Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (i) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (ii) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (iii) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

The list required by this Item 26 of officers and directors of the investment advisor and sub-advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment advisor and sub-advisors under the file numbers indicated in the table below:

                                                                Advisers Act
Advisor/Sub-Advisor                                          Registration Number
-------------------                                          -------------------
Old Mutual Capital, Inc.                                          801-63140
Ibbotson Associates Advisors, LLC                                 801-62323
Acadian Asset Management, Inc.                                    801-28078
Analytic Investors, Inc.                                          801-07082
Barrow, Hanley, Mewhinney & Strauss, Inc.                         801-31237
Clay Finlay Inc.                                                  801-17316
Dwight Asset Management Company                                   801-45304
Heitman Real Estate Securities LLC                                801-48252
Liberty Ridge Capital, Inc.                                       801-48872
Provident Investment Counsel                                      801-47993
Rogge Global Partners PLC                                         801-25482
Thompson, Siegel & Walmsley, Inc.                                 801-06273
Copper Rock Capital Partners, LLC                                 801-63900


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, Old Mutual Investment Partners, acts as distributor for PBHG Funds, PBHG Insurance Series Fund and the Registrant.

(b) The principal business address of each person named in the table below is Old Mutual Investment Partners, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.



                                      Positions and Office with           Position and Offices with
Name                                           Underwriter                         Registrant
----                                  --------------------------          --------------------------
David J. Bullock                      Trustee and Chief Executive         President, Chief Executive
                                      Officer                             Officer and Trustee
Michael W. Rose                       President                           ---
Mark E. Black                         Chief Financial Officer and Chief   Treasurer, Chief Financial
                                      Administrative Officer              Officer and Controller
Andra C. Ozols                        Executive Vice President, General   Vice President and Secretary
                                      Counsel and Secretary
James F. Lummanick                    Senior Vice President and Chief     Vice President and Chief
                                      Compliance Officer                  Compliance Officer
George Vogel                          Executive Vice President            ---
Lee T. Cummings                       Vice President                      ---
Michael W. Mathies                    Vice President                      ---

(c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                           Wachovia Bank, National Association
                           123 South Broad Street
                           Philadelphia, PA 19109

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Investments Global Funds Services
                           One Freedom Valley Road
                           Oaks, PA 19456

 (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisors:

                           Old Mutual Capital, Inc.
                           4643 South Ulster Street, Suite 600
                           Denver, CO 80237

                           and

                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Ibbotson Associates Advisors, LLC
                           225 N. Michigan Avenue, Suite 700
                           Chicago, IL  60601

                           Acadian Asset Management, Inc.
                           Ten Post Office Square
                           Boston, MA  02109

                           Analytic Investors, Inc.
                           500 South Grand Avenue, 23rd Floor
                           Los Angeles, CA  90071

                           Barrow, Hanley, Mewhinney & Strauss, Inc.
                           3232 McKinney Avenue, 15th Floor
                           Dallas, TX  75204-2429

                           Clay Finlay Inc.
                           200 Park Avenue
                           New York, NY  10166

                           Dwight Asset Management Company
                           100 Bank Street
                           Burlington, VT  05401

                           Heitman Real Estate Securities LLC
                           191 N. Wacker Drive, Suite 2500
                           Chicago, IL  60606

                           Liberty Ridge Capital, Inc.
                           1400 Liberty Ridge Drive
                           Wayne, PA  19087

                           Provident Investment Counsel
                           300 North Lake Avenue, Penthouse
                           Pasadena, CA  91101

                           Rogge Global Partners PLC
                           Sion Hall
                           56 Victoria Embankment
                           London, England  EC4Y ODZ

                           Thompson, Siegel & Walmsley, Inc.
                           500 Monument Avenue
                           Richmond, VA  23230

                           Copper Rock Capital Partners, LLC
                           200 Clarendon Street, 53rd Floor
                           Boston, MA  02116

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

Not Applicable.

KL2:2411514.3
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 3rd day of October, 2005.

                                                     OLD MUTUAL ADVISOR FUNDS
                                                     (Registrant)


                                                    By: /s/ David J. Bullock
                                                    ---------------------------
                                                    David J. Bullock, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of October, 2005.



/s/ David J. Bullock                                  President and Trustee
------------------------------------
David J. Bullock

/s/ Mark E. Black                                     Chief Financial Officer
------------------------------------
Mark E. Black

       *
------------------
John R. Bartholdson                                   Trustee

       *
---------------------
Walter W. Driver, Jr.                                 Trustee

        *
-------------------
Robert M. Hamje                                       Trustee

       *
----------------
Jarrett B. Kling                                      Trustee

       *
----------------*
L. Kent Moore                                         Trustee

*By:  /s/ David J. Bullock
    ----------------------------------------
         David J. Bullock
         Attorney-in-Fact

                            OLD MUTUAL ADVISOR FUNDS

                                INDEX TO EXHIBITS

Item 23.

                  Exhibits:
EX-99.i           Consent of Counsel.
EX-99.j           Consent of Auditors.